                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                 VALUE
-----------                                                         ------------
             COMMON STOCKS (98.3%)
             Advertising/Marketing Services (0.3%)
     588     Abitron, Inc.*                                              $21,997
     502     ADVO, Inc.                                                   12,399
     804     Catalina Marketing Corp.                                     20,952
   1,043     Dex Media, Inc.                                              28,130
   4,443     Gemstar-TV Guide International, Inc.*                        11,552
     752     Getty Images, Inc.*                                          62,424
   1,066     Harris Interactive, Inc.*                                     4,445
     910     Harte-Hanks, Inc.                                            23,296
   1,015     infoUSA, Inc.                                                10,881
   6,567     Interpublic Group of Companies, Inc. (The)*                  67,837
   1,356     Lamar Advertising Co. (Class A)*                             60,505
     636     Nautilus Group, Inc.                                         11,531
     171     Netratings, Inc.*                                             2,544
   2,857     Omnicom Group, Inc.                                         237,017
     564     R.H. Donnelley Corp.*                                        34,816
     912     Valassis Communications, Inc.*                               28,500
   1,448     ValueClick, Inc.*                                            25,340
                                                                    ------------
                                                                         664,166
                                                                    ------------
             Aerospace & Defense (1.2%)
     620     AAR Corp.*                                                    9,877
   1,287     Aeroflex, Inc.*                                              11,660
     585     Alliant Techsystems, Inc.*                                   41,079
     540     Armor Holdings, Inc.*                                        24,143
     458     Aviall, Inc.*                                                14,450
  11,400     Boeing Co.                                                  736,896
     481     Cubic Corp.                                                   7,893
     355     Curtiss-Wright Corp.                                         20,359
     473     DRS Technologies, Inc.                                       23,300
     385     EDO Corp.                                                    11,126
     644     Engineered Support Systems, Inc.                             26,050
     500     ESCO Technologies, Inc.*                                     21,630
     409     Esterline Corp.*                                             15,399
   1,218     FLIR Systems, Inc.*                                          25,529
     854     GenCorp, Inc.*                                               15,662
   2,614     General Dynamics Corp.                                      304,008
   1,934     Goodrich Corp.                                               69,759
   1,792     L-3 Communications Holdings, Inc.                           139,453
   5,481     Lockheed Martin Corp.                                       331,929
     413     Mercury Computer Systems, Inc.*                               7,843
     573     Moog, Inc. (Class A)*                                        16,989
   5,204     Northrop Grumman Corp.                                      279,195
     924     Orbital Sciences Corp.*                                      10,746
   2,058     Precision Castparts Corp.                                    97,467
   7,035     Raytheon Co.                                                259,943
   2,605     Rockwell Collins, Inc.                                      119,361
      97     Sequa Corp. (Class A)*                                        5,985
     490     Teledyne Technologies, Inc.*                                 17,277
     309     Triumph Group, Inc.*                                         10,766
                                                                    ------------
                                                                       2,675,774
                                                                    ------------
             Agricultural Commodities/Milling (0.2%)
   9,314     Archer-Daniels-Midland Co.                                  226,982
   1,724     Bunge Ltd.                                                   89,545
   1,260     Corn Products International, Inc.                            30,001

     664     Delta & Pine Land Co.                                        16,567
                                                                    ------------
                                                                         363,095
                                                                    ------------
             Air Freight/Couriers (0.6%)
   2,748     C.H. Robinson Worlwide, Inc.                                 96,894
     910     CNF, Inc.                                                    51,206
     610     EGL, Inc.*                                                   17,098
   1,658     Expeditors International of Washington, Inc.                100,591
   4,381     FedEx Corp.                                                 402,745
     624     Forward Air Corp.                                            22,121
     613     Pacer International, Inc.                                    15,846
   8,892     United Parcel Service, Inc. (Class B)                       648,582
                                                                    ------------
                                                                       1,355,083
                                                                    ------------
             Airlines (0.2%)
   1,497     AirTran Holdings, Inc.*                                      22,395
     520     Alaska Air Group, Inc.*                                      16,396
   2,467     AMR Corp.*                                                   33,329
   1,070     Continental Airlines, Inc. (Class B)*                        13,856
     625     ExpressJet Holdings, Inc.*                                    5,619
     885     Flyi, Inc.*                                                     186
     678     Frontier Airlines, Inc.*                                      6,407
   1,692     JetBlue Airways Corp.*                                       31,488
     615     Mesa Air Group, Inc.*                                         6,937
     939     SkyWest, Inc.                                                27,522
  10,998     Southwest Airlines Co.                                      176,078
     277     US Airways Group, Inc.*                                       6,836
                                                                    ------------
                                                                         347,049
                                                                    ------------
             Alternative Power Generation (0.0%)
   8,037     Calpine Corp.*                                               19,128
   1,190     Plug Power, Inc.*                                             6,902
                                                                    ------------
                                                                          26,030
                                                                    ------------
             Aluminum (0.1%)
  13,568     Alcoa, Inc.                                                 329,567
                                                                    ------------

             Apparel/Footwear (0.5%)
     348     Brown Shoe Co., Inc.                                         11,300
   2,136     Cintas Corp.                                                 86,658
   5,949     Coach, Inc.*                                                191,439
     269     Columbia Sportswear Co.*                                     11,414
     766     Finish Line, Inc. (Class A)                                  11,980
     255     Guess ? Inc.*                                                 6,916
   2,032     Jones Apparel Group, Inc.                                    55,433
     640     Kellwood Co.                                                 14,022
     158     Kenneth Cole Productions, Inc. (Class A)                      3,950
     337     K-Swiss, Inc. (Class A)                                      10,262
   1,756     Liz Claiborne, Inc.                                          61,811
   2,674     Nike, Inc. (Class B)                                        224,750
     314     Oxford Industries, Inc.                                      15,465
     592     Phillips-Van Heusen Corp.                                    16,842
   1,010     Polo Ralph Lauren Corp.                                      49,692
   2,056     Quiksilver, Inc.                                             23,706
     794     Reebok International Ltd.                                    45,298
     761     Russell Corp.                                                10,296
     770     Stride Rite Corp.                                            10,025
     776     Timberland Co. (Class A)*                                    21,844
   1,437     V.F. Corp.                                                   75,083
     943     Wolverine World Wide, Inc.                                   19,756
                                                                    ------------
                                                                         977,942
                                                                    ------------
             Apparel/Footwear Retail (0.6%)
   1,432     Abercrombie & Fitch Co. (Class A)                            74,450
     981     Aeropostale*                                                 19,169
   1,852     American Eagle Outfitters, Inc.*                             43,615
   1,216     AnnTaylor Stores Corp.*                                      29,512

     295     Bebe Stores, Inc.                                             4,171
     142     Buckle (The), Inc.                                            5,231
     412     Burlington Coat Factory Warehouse Corp.                      15,887
     594     Cato Corp. (The) (Class A)                                   11,868
   1,717     Charming Shoppes, Inc.*                                      19,230
   2,778     Chico's FAS, Inc.*                                          109,842
     320     Children's Place Retail Stores, Inc. (The)*                  13,738
     715     Christopher & Banks Corp.                                     9,560
     569     Dress Barn, Inc.*                                            15,118
   2,606     Foot Locker, Inc.                                            50,661
   9,943     Gap, Inc. (The)                                             171,815
     575     Gymboree Corp. (The)*                                        10,177
     946     Hot Topic, Inc.*                                             14,086
   5,505     Limited Brands, Inc.                                        110,155
     816     Men's Wearhouse, Inc. (The)*                                 20,155
   3,610     Nordstrom, Inc.                                             125,087
   1,368     Pacific Sunwear of California, Inc.*                         34,227
   1,094     Payless ShoeSource, Inc.*                                    20,097
   2,459     Ross Stores, Inc.                                            66,491
     553     Stage Stores, Inc.                                           15,329
     437     Stein Mart, Inc.                                              8,019
     421     Talbot's, Inc. (The)                                         10,984
   7,478     TJX Companies, Inc. (The)                                   161,001
     558     Too, Inc.*                                                   15,853
   1,852     Urban Outfitters, Inc.*                                      52,467
                                                                    ------------
                                                                       1,257,995
                                                                    ------------
             Auto Parts: O.E.M. (0.3%)
     726     American Axle & Manufacturing Holdings, Inc.                 15,827
   1,327     ArvinMeritor, Inc.                                           21,272
     868     BorgWarner, Inc.                                             50,335
   2,500     Dana Corp.                                                   18,775
   2,440     Eaton Corp.                                                 143,545
   2,596     Gentex Corp.                                                 48,857
   2,974     Johnson Controls, Inc.                                      202,381
   1,209     Lear Corp.                                                   36,826
     796     MascoTech, Inc. (Escrow)+                                         0
     531     Modine Manufacturing Co.                                     17,555
     125     Proliance International, Inc.*                                  644
     226     Sauer-Danfoss, Inc.                                           4,346
     356     Superior Industries International, Inc.                       7,245
   2,129     Visteon Corp.*                                               17,735
                                                                    ------------
                                                                         585,343
                                                                    ------------
             Automotive Aftermarket (0.0%)
     213     Bandag, Inc.                                                  9,052
     440     Barnes Group, Inc.                                           15,400
     829     CLARCOR, Inc.                                                22,797
   1,030     Cooper Tire & Rubber Co.                                     14,070
   2,919     Goodyear Tire & Rubber Co. (The)*                            45,653
                                                                    ------------
                                                                         106,972
                                                                    ------------
             Beverages: Alcoholic (0.3%)
  12,087     Anheuser-Busch Companies, Inc.                              498,710
     854     Brown-Forman Corp. (Class B)                                 54,092
   3,010     Constellation Brands, Inc. (Class A)*                        70,855
     855     Molson Coors Brewing Co. (Class B)                           52,753
                                                                    ------------
                                                                         676,410
                                                                    ------------
             Beverages: Non-Alcoholic (0.8%)
  34,442     Coca-Cola Co. (The)                                       1,473,429
   3,849     Coca-Cola Enterprises, Inc.                                  72,746
   2,379     Pepsi Bottling Group, Inc. (The)                             67,635
   1,212     PepsiAmericas, Inc.                                          28,264
                                                                    ------------
                                                                       1,642,074
                                                                    ------------
             Biotechnology (2.0%)

   1,284     Abgenix, Inc.*                                               13,354
     618     Adolor Corp.*                                                 6,551
     940     Affymetrix, Inc.*                                            42,704
     426     Alexion Pharmaceuticals, Inc.*                               11,668
   1,444     Alkermes, Inc.*                                              23,523
  19,760     Amgen, Inc.*                                              1,497,018
   1,489     Amylin Pharmaceuticals, Inc.*                                50,030
     771     Antigenics, Inc.*                                             3,986
   1,200     Applera Corp. - Celera Genomics Group*                       14,256
     887     ARIAD Pharmaceuticals, Inc.*                                  6,174
   5,264     Biogen Idec, Inc.*                                          213,876
   1,390     BioMarin Pharmaceutical, Inc.*                               11,676
   1,679     Bruker BioSciences Corp.*                                     6,985
   2,642     Celgene Corp.*                                              148,216
     767     Cell Genesys, Inc.*                                           4,134
     882     Cephalon, Inc.*                                              40,210
   1,063     Charles River Laboratories International, Inc.*              46,517
   1,814     Chiron Corp.*                                                80,070
     563     Ciphergen Biosystem, Inc.*                                    1,098
     778     Cubist Pharmaceuticals, Inc.*                                15,723
     689     CV Therapeutics, Inc.*                                       17,266
     859     Dendreon Corp.*                                               5,291
     823     Discovery Laboratories, Inc.*                                 5,794
     834     Diversa Corp.*                                                4,462
     857     Enzo Biochem, Inc.*                                          11,689
   1,101     Enzon Pharmaceuticals, Inc.*                                  7,718
   1,389     Exelixis, Inc.*                                              10,737
   7,212     Genentech, Inc.*                                            653,407
     670     Gen-Probe, Inc.*                                             27,363
   1,542     Genta, Inc.*                                                  2,375
   3,914     Genzyme Corp.*                                              282,982
     647     Geron Corp.*                                                  5,842
   6,698     Gilead Sciences, Inc.*                                      316,480
   2,167     Human Genome Sciences, Inc.*                                 18,094
     953     ICOS Corp.*                                                  25,712
   1,195     ImClone Systems, Inc.*                                       41,466
     974     Immunomedics, Inc.*                                           1,724
   1,404     Incyte Corp.*                                                 7,006
     713     InterMune, Inc.*                                              9,697
     848     Invitrogen Corp.*                                            53,924
   1,222     Lexicon Genetics, Inc.*                                       4,876
   1,321     Ligand Pharmaceuticals, Inc. (Class B)*                      11,427
     532     Martek Biosciences Corp.*                                    16,423
     677     Maxygen, Inc.*                                                5,931
   1,513     Medarex, Inc.*                                               13,224
     736     Medicines Company (The)*                                     12,615
   4,006     MedImmune, Inc.*                                            140,130
   1,174     MGI Pharma, Inc.*                                            22,024
   5,106     Millennium Pharmaceuticals, Inc.*                            46,567
     798     Millipore Corp.*                                             48,854
     527     Myriad Genetics, Inc.*                                       10,213
     899     Nabi Biopharmaceuticals*                                     11,552
     666     Neurocrine Biosciences, Inc.*                                35,178
     862     NPS Pharmaceuticals, Inc.*                                    8,499
     569     Onyx Pharmaceuticals, Inc.*                                  14,618
     805     OSI Pharmaceuticals, Inc.*                                   18,757
   1,816     Protein Design Labs, Inc.*                                   50,884
   1,018     Regeneron Pharmaceuticals, Inc.*                             12,735
     864     SciClone Pharmaceuticals, Inc.*                               3,992
     690     SuperGen, Inc.*                                               3,899
     396     Tanox, Inc.*                                                  5,528
     586     Techne Corp.*                                                31,773

     700     Telik, Inc.*                                                 10,458
     456     Trimeris, Inc.*                                               5,809
   1,477     Vertex Pharmaceuticals, Inc.*                                33,602
   1,595     XOMA Ltd.*                                                    2,711
     660     ZymoGenetics, Inc.*                                          11,563
                                                                    ------------
                                                                       4,340,640
                                                                    ------------
             Broadcasting (0.3%)
     430     Citadel Broadcasting Corp.                                    5,925
   7,885     Clear Channel Communications, Inc.                          239,862
     966     Cox Radio, Inc. (Class A)*                                   13,814
   1,046     Cumulus Media, Inc. (Class A)*                               12,719
     521     Emmis Communications Corp. (Class A)*                        10,196
     644     Entercom Communications Corp.*                               18,592
     904     Entravision Communications Corp. (Class A)*                   7,413
     168     Fisher Communications, Inc.*                                  8,200
     855     Gray Television, Inc.                                         7,695
     502     Hearst-Argyle Television, Inc.                               12,028
     269     Liberty (Corp.) (The)                                        12,492
     567     Lin TV Corp. (Class A)*                                       7,275
   1,445     Radio One, Inc. (Class A)*                                   17,123
     350     Salem Communications Corp.*                                   6,552
   1,191     Sinclair Broadcast Group, Inc. (Class A)*                     9,873
  18,630     Sirius Satellite Radio, Inc.*                               116,251
     721     Spanish Broadcasting System, Inc. (Class A)*                  4,398
   4,108     Univision Communications, Inc. (Class A)*                   107,383
   1,349     Westwood One, Inc.                                           24,957
   3,526     XM Satellite Radio Holdings, Inc. (Class A)*                101,655
                                                                    ------------
                                                                         744,403
                                                                    ------------
             Building Products (0.2%)
   2,904     American Standard Companies, Inc.                           110,468
     577     Griffon Corp.*                                               12,694
     968     Lennox International, Inc.                                   26,998
   6,803     Masco Corp.                                                 193,885
     661     Simpson Manufacturing Co., Inc.                              26,083
     345     Watsco, Inc.                                                 19,606
     644     York International Corp.                                     36,135
                                                                    ------------
                                                                         425,869
                                                                    ------------
             Cable/Satellite TV (0.9%)
   3,707     Cablevision Systems New York Group (Class A)*                91,934
   5,974     Charter Communications, Inc. (Class A)*                       7,169
  35,032     Comcast Corp. (Class A)*                                    974,941
  14,234     DIRECTV Group, Inc. (The)*                                  202,407
   3,498     EchoStar Communications Corp. (Class A)*                     93,991
   1,229     Insight Communications Co., Inc.*                            14,133
   6,944     Liberty Global, Inc. (Class A)*                             172,003
  45,419     Liberty Media Corp. (Class A)*                              361,989
   1,011     Mediacom Communications Corp.*                                5,874
                                                                    ------------
                                                                       1,924,441
                                                                    ------------
             Casino/Gaming (0.4%)
   1,124     Alliance Gaming Corp.*                                       12,150
     434     Ameristar Casinos, Inc.                                       9,257
     569     Aztar Corp.*                                                 17,110
     827     Boyd Gaming Corp.                                            34,114
     258     Churchill Downs, Inc.                                         8,284
   1,965     GTECH Holdings Corp.                                         62,566
   2,829     Harrah's Entertainment, Inc.                                171,098
   5,368     International Game Technology                               142,198
     272     Isle of Capri Casinos, Inc.*                                  5,788
     457     Kerzner International Ltd. (Bahamas)*                        26,666
   1,948     Las Vegas Sands Corp.*                                       66,816
   1,973     MGM Mirage*                                                  73,731
     512     Multimedia Games, Inc.*                                       5,079

   1,123     Penn National Gaming, Inc.*                                  33,185
     730     Shuffle Master, Inc.*                                        18,513
     777     Station Casinos, Inc.                                        49,806
   1,033     Wynn Resorts, Ltd.*                                          48,220
                                                                    ------------
                                                                         784,581
                                                                    ------------
             Catalog/Specialty Distribution (0.0%)
     902     Insight Enterprises, Inc.*                                   18,509
     701     Valuevision Media, Inc. (Class A)*                            6,884
                                                                    ------------
                                                                          25,393
                                                                    ------------
             Chemicals: Agricultural (0.2%)
   4,154     Monsanto Co.                                                261,744
     390     Scotts Miracle-Growth Company (Class A)                      34,238
   2,101     The Mosaic Company*                                          27,733
                                                                    ------------
                                                                         323,715
                                                                    ------------
             Chemicals: Major Diversified (0.7%)
   1,088     Cabot Corp.                                                  37,112
  14,835     Dow Chemical Co. (The)                                      680,333
  15,496     Du Pont (E.I.) de Nemours & Co.                             646,028
   1,234     Eastman Chemical Co.                                         65,106
   2,070     Engelhard Corp.                                              56,304
   1,655     Hercules, Inc.*                                              18,437
   2,260     Rohm & Haas Co.                                              98,378
                                                                    ------------
                                                                       1,601,698
                                                                    ------------
             Chemicals: Specialty (0.4%)
   3,313     Air Products & Chemicals, Inc.                              189,636
   1,071     Airgas, Inc.                                                 30,277
     590     Albemarle Corp.                                              20,703
     439     Arch Chemicals, Inc.                                         11,533
   1,200     Ashland, Inc.                                                64,212
     669     Cambrex Corp.                                                12,765
   3,787     Chemtura Corp.                                               40,521
     651     Cytec Industries, Inc.                                       26,886
     605     FMC Corp.                                                    32,936
     689     Georgia Gulf Corp.                                           20,050
     114     Kronos Worldwide, Inc.                                        3,569
     999     Lubrizol Corp. (The)                                         41,548
   3,130     Lyondell Chemical Co.                                        83,884
     133     NL Industries, Inc.                                           2,254
     554     OM Group, Inc.*                                               8,853
   1,784     Polyone Corp.*                                               10,294
   5,059     Praxair, Inc.                                               249,965
     576     Schulman (A.), Inc.                                          11,756
     721     Sensient Technologies Corp.                                  12,754
     950     Sigma-Aldrich Corp.                                          60,515
     214     Valhi, Inc.                                                   3,781
                                                                    ------------
                                                                         938,692
                                                                    ------------
             Coal (0.2%)
   1,020     Arch Coal, Inc.                                              78,611
   1,447     CONSOL Energy, Inc.                                          88,122
   1,222     Massey Energy Co.                                            48,966
   2,102     Peabody Energy Corp.                                        164,292
                                                                    ------------
                                                                         379,991
                                                                    ------------
             Commercial Printing/Forms (0.1%)
     409     Banta Corp.                                                  20,589
     659     Bowne & Co., Inc.                                             9,371
     885     Deluxe Corp.                                                 29,497
   3,529     Donnelley (R.R.) & Sons Co.                                 123,586
     447     Harland (John H.) Co.                                        18,591
     552     Standard Register Co.                                         8,390
                                                                    ------------
                                                                         210,024
                                                                    ------------
             Computer Communications (1.1%)
   7,227     3Com Corp.*                                                  27,824

   3,081     Adaptec, Inc.*                                               12,663
   7,334     Avaya, Inc.*                                                 84,488
     909     Avocent Corp.*                                               27,870
   4,992     Brocade Communications Systems, Inc.*                        18,570
 102,439     Cisco Systems, Inc.*                                      1,787,561
     528     Echelon Corp.*                                                4,092
   1,332     Emulex Corp.*                                                24,655
     609     Enterasys Networks, Inc.*                                     6,075
   2,962     Extreme Networks, Inc.*                                      14,306
     526     F5 Networks, Inc.*                                           27,368
     901     FalconStor Software, Inc.*                                    5,947
   4,152     Finisar Corp.*                                                6,270
   1,913     Foundry Networks, Inc.*                                      22,822
     539     Ixia*                                                         6,802
   8,478     Juniper Networks, Inc.*                                     197,792
   2,550     McDATA Corp. (Class A)*                                      12,265
   2,040     MRV Communications, Inc.*                                     3,937
     552     NETGEAR, Inc.*                                               10,792
   1,436     QLogic Corp.*                                                43,310
                                                                    ------------
                                                                       2,345,409
                                                                    ------------
             Computer Peripherals (0.5%)
   1,023     Advanced Digital Information Corp.*                           9,350
     730     Avid Technology, Inc.*                                       35,938
     809     Dot Hill Systems Corp.*                                       5,606
   1,020     Electronics for Imaging, Inc.*                               25,612
  37,650     EMC Corp.*                                                  525,594
     553     Imation Corp.                                                23,674
   2,015     Lexmark International, Inc. (Class A)*                       83,663
   4,757     Maxtor Corp.*                                                16,649
   5,898     Network Appliance, Inc.*                                    161,369
   3,304     Quantum Corp. - DLT & Storage Systems*                        9,978
     257     SafeNet, Inc.*                                                8,525
   6,106     Seagate Technology, Inc. (Escrow)*+                               0
   6,071     Seagate Technology (ADR) (Cayman Islands)*                   87,969
     417     Sonic Solutions*                                              7,981
   3,415     Western Digital Corp.*                                       41,322
   1,116     Zebra Technologies Corp. (Class A)*                          48,111
                                                                    ------------
                                                                       1,091,341
                                                                    ------------
             Computer Processing Hardware (1.6%)
  12,713     Apple Computer, Inc.*                                       732,142
   1,353     Cray, Inc.*                                                   1,597
  34,057     Dell, Inc.*                                               1,085,737
   4,168     Gateway, Inc.*                                               11,879
  45,046     Hewlett-Packard Co.                                       1,263,090
   2,900     NCR Corp.*                                                   87,638
     619     Palm, Inc.*                                                  15,902
  53,582     Sun Microsystems, Inc.*                                     214,328
                                                                    ------------
                                                                       3,412,313
                                                                    ------------
             Construction Materials (0.2%)
     553     AMCOL International Corp.                                    11,237
     295     Eagle Materials, Inc.                                        31,415
     381     ElkCorp.                                                     12,051
     844     Florida Rock Industries, Inc.                                48,024
     528     Lafarge North America, Inc.                                  31,949
     756     Martin Marietta Materials, Inc.                              59,656
     412     Texas Industries, Inc.                                       20,435
     392     Trex Co., Inc.*                                               8,142
     557     USG Corp.*                                                   32,930
   1,429     Vulcan Materials Co.                                         92,885
                                                                    ------------
                                                                         348,724
                                                                    ------------
             Consumer Sundries (0.0%)
   1,133     American Greetings Corp. (Class A)                           28,608

     597     Blyth Industries, Inc.                                       10,889
     351     Central Garden & Pet Co.*                                    15,047
     507     Oakley, Inc.                                                  7,504
     896     Yankee Candle Co., Inc. (The)                                20,259
                                                                    ------------
                                                                          82,307
                                                                    ------------
             Containers/Packaging (0.3%)
     610     Aptargroup, Inc.                                             31,226
   1,700     Ball Corp.                                                   66,929
   1,780     Bemis Company, Inc.                                          47,028
     543     Caraustar Industries, Inc.*                                   4,740
   2,778     Crown Holdings, Inc.*                                        45,059
     240     Greif, Inc. (Class A)                                        14,640
     644     Myers Industries, Inc.                                        7,354
   2,107     Owens-Illinois, Inc.*                                        40,117
   1,101     Packaging Corp. of America                                   22,339
   2,595     Pactiv Corp.*                                                51,122
     681     Rock-Tenn Co. (Class A)                                       9,445
   1,348     Sealed Air Corp.*                                            67,818
     370     Silgan Holdings, Inc.                                        11,903
   4,225     Smurfit-Stone Container Corp.*                               44,616
   1,535     Sonoco Products Co.                                          43,441
   1,780     Temple-Inland, Inc.                                          65,557
                                                                    ------------
                                                                         573,334
                                                                    ------------
             Contract Drilling (0.6%)
     980     Diamond Offshore Drilling, Inc.                              55,331
   2,361     ENSCO International, Inc.                                   107,638
   3,520     GlobalSantaFe Corp.                                         156,816
   3,074     Grey Wolf, Inc.*                                             23,608
     744     Helmerich & Payne, Inc.                                      41,218
   2,458     Nabors Industries, Ltd. (Bermuda)*                          168,693
   2,128     Noble Corp. (Cayman Islands)                                137,001
   2,588     Patterson-UTI Energy, Inc.                                   88,328
   2,395     Pride International, Inc.*                                   67,228
   1,662     Rowan Companies, Inc.                                        54,829
     569     Todco (Class A)                                              25,463
   4,991     Transocean, Inc. (Cayman Islands)*                          286,933
                                                                    ------------
                                                                       1,213,086
                                                                    ------------
             Data Processing Services (0.9%)
   1,432     Acxiom Corp.                                                 30,559
   1,912     Affiliated Computer Services, Inc. (Class A)*               103,458
     797     Alliance Data Systems Corp.*                                 28,341
   9,071     Automatic Data Processing, Inc.                             423,253
   1,999     BISYS Group, Inc. (The)*                                     25,347
   2,473     Ceridian Corp.*                                              54,183
     973     Certegy, Inc.                                                36,449
   1,019     CheckFree Corp.*                                             43,307
   3,021     Computer Sciences Corp.*                                    154,826
   2,357     Convergys Corp.*                                             38,301
     787     CSG Systems International, Inc.*                             18,502
     984     DST Systems, Inc.*                                           55,222
     914     eFunds Corp.*                                                18,856
  12,232     First Data Corp.                                            494,784
   3,145     Fiserv, Inc.*                                               137,374
   1,218     Global Payments, Inc.                                        52,191
     643     Hewitt Associates, Inc.*                                     17,162
     319     iPayment Holdings, Inc.*                                     11,471
   5,243     Paychex, Inc.                                               203,219
     672     Total System Services, Inc.                                  14,320
     792     Tyler Technologies, Inc.*                                     6,447
                                                                    ------------
                                                                       1,967,572
                                                                    ------------
             Department Stores (0.3%)
   1,138     Dillard's, Inc. (Class A)                                    23,568

   4,102     Federated Department Stores, Inc.                           251,740
   4,718     Kohl's Corp.*                                               227,077
   3,699     Penney (J.C.) Co., Inc.                                     189,389
   2,094     Saks, Inc.*                                                  38,006
                                                                    ------------
                                                                         729,780
                                                                    ------------
             Discount Stores (1.6%)
     786     99 Cents Only Stores*                                         7,585
   1,855     Big Lots, Inc.*                                              21,462
   1,227     BJ's Wholesale Club, Inc.*                                   34,945
   7,174     Costco Wholesale Corp.                                      346,935
   4,627     Dollar General Corp.                                         89,949
   1,815     Dollar Tree Stores, Inc.*                                    39,131
   2,618     Family Dollar Stores, Inc.                                   57,963
     628     Fred's, Inc.                                                  9,357
   1,536     Sears Holdings Corp.*                                       184,704
     568     ShopKo Stores, Inc.*                                         16,285
  12,482     Target Corp.                                                695,123
  40,181     Wal-Mart Stores, Inc.                                     1,900,963
                                                                    ------------
                                                                       3,404,402
                                                                    ------------
             Drugstore Chains (0.5%)
  12,602     CVS Corp.                                                   307,615
     591     Longs Drug Stores Corp.                                      24,651
   7,414     Rite Aid Corp.*                                              25,949
  15,905     Walgreen Co.                                                722,564
                                                                    ------------
                                                                       1,080,779
                                                                    ------------
             Electric Utilities (2.9%)
  10,093     AES Corp. (The)*                                            160,378
   2,418     Allegheny Energy, Inc.*                                      68,333
     425     Allete, Inc.                                                 18,704
   1,807     Alliant Energy, Inc.                                         47,795
   3,022     Ameren Corp.                                                158,957
   6,158     American Electric Power Co., Inc.                           233,758
   3,762     Aquila, Inc.*                                                13,317
     796     Avista Corp.                                                 13,946
     533     Black Hills Corp.                                            22,157
   4,522     CenterPoint Energy, Inc.                                     59,871
   2,968     Cinergy Corp.                                               118,423
     812     Cleco Corp.                                                  17,214
   3,007     CMS Energy Corp.*                                            44,834
     308     CH Energy Group, Inc.                                        14,337
   3,774     Consolidated Edison, Inc.                                   171,717
   2,730     Constellation Energy Group, Inc.                            149,604
   5,299     Dominion Resources, Inc.                                    403,148
   1,998     DPL, Inc.                                                    51,488
   2,798     DTE Energy Co.                                              120,874
  13,789     Duke Energy Corp.                                           365,133
   1,259     Duquesne Light Holdings Co.                                  21,013
   4,656     Edison International                                        203,747
     822     El Paso Electric Co.*                                        17,796
     445     Empire District Electric Co. (The)                            8,989
   2,452     Energy East Corp.                                            58,480
   3,298     Entergy Corp.                                               233,235
  10,307     Exelon Corp.                                                536,273
   5,131     FirstEnergy Corp.                                           243,722
   5,632     FPL Group, Inc.                                             242,514
   1,239     Great Plains Energy, Inc.                                    35,572
   1,338     Hawaiian Electric Industries, Inc.                           35,256
     720     IDACORP, Inc.                                                20,786
     350     MGE Energy, Inc.                                             12,404
   2,135     Northeast Utilities                                          38,836
   1,660     NSTAR                                                        45,152
   1,544     OGE Energy Corp.                                             39,773

     422     Otter Tail Power Co.                                         12,597
   2,932     Pepco Holdings, Inc.                                         63,009
   5,757     PG&E Corp.                                                  209,440
   1,609     Pinnacle West Capital Corp.                                  67,192
     980     PNM Resources, Inc.                                          24,843
   5,913     PPL Corp.                                                   185,313
   3,839     Progress Energy, Inc.                                       167,342
   3,708     Public Service Enterprise Group, Inc.                       233,196
   1,663     Puget Energy, Inc.                                           35,655
   4,966     Reliant Energy, Inc.*                                        63,068
   1,702     SCANA Corp.                                                  67,518
   1,890     Sierra Pacific Resources*                                    24,476
  11,556     Southern Co. (The)                                          404,344
   3,324     TECO Energy, Inc.                                            57,505
   3,528     TXU Corp.                                                   355,446
     228     UIL Holdings Corp.                                           11,286
     655     UniSource Energy Corp.                                       20,940
   1,424     Westar Energy, Inc.                                          31,470
   1,947     Wisconsin Energy Corp.                                       73,655
     634     WPS Resources Corp.                                          34,591
   6,458     Xcel Energy, Inc.                                           118,375
                                                                    ------------
                                                                       6,308,797
                                                                    ------------
             Electrical Products (0.4%)
     700     Acuity Brands, Inc.                                          19,467
   2,920     American Power Conversion Corp.                              62,459
     527     Baldor Electric Co.                                          12,806
     933     Belden CDT, Inc.                                             18,595
     499     C&D Technologies, Inc.                                        4,556
   1,420     Cooper Industries Ltd. (Class A) (Bermuda)                  100,664
   6,523     Emerson Electric Co.                                        453,675
   1,139     Energizer Holdings, Inc.*                                    57,508
     507     Energy Conversion Devices, Inc.*                             15,687
     273     Franklin Electric Co., Inc.                                  11,851
     399     Genlyte Group, Inc. (The)*                                   20,337
     366     Greatbatch, Inc.*                                             9,538
     998     Hubbell, Inc. (Class B)                                      48,064
     426     Littelfuse, Inc.*                                            10,441
   2,189     Molex, Inc.                                                  55,404
   1,998     Power-One, Inc.*                                             11,349
     634     Spectrum Brands, Inc.*                                       13,124
   1,039     Thomas & Betts Corp.*                                        40,438
                                                                    ------------
                                                                         965,963
                                                                    ------------
             Electronic Components (0.3%)
   1,411     Amphenol Corp. (Class A)                                     56,398
     928     AVX Corp.                                                    11,489
     724     Benchmark Electronics, Inc.*                                 20,337
   1,220     Cree, Inc.*                                                  29,329
     675     CTS Corp.                                                     7,951
     428     Hutchinson Technology, Inc.*                                 10,614
   2,752     Jabil Circuit, Inc.*                                         82,147
   1,686     Kemet Corp.*                                                 11,667
   1,357     Kopin Corp.*                                                  7,667
   2,034     MEMC Electronic Materials, Inc.*                             36,490
     696     Methode Electronics, Inc.                                     7,141
   1,020     OmniVision Technologies, Inc.*                               13,148
     386     Park Electrochemical Corp.                                    9,689
     830     Plexus Corp.*                                                14,666
   2,854     SanDisk Corp.*                                              168,072
   8,675     Sanmina-SCI Corp.*                                           31,664
  16,198     Solectron Corp.*                                             57,179
   1,264     Superconductor Technologies, Inc.*                              860
     607     Technitrol, Inc.                                             10,210

     783     TTM Technologies, Inc.*                                       6,256
     307     Vicor Corp.                                                   5,173
   2,624     Vishay Intertechnology, Inc.*                                29,756
                                                                    ------------
                                                                         627,903
                                                                    ------------
             Electronic Distributors (0.1%)
     519     Anixter International, Inc.                                  19,245
   1,790     Arrow Electronics, Inc.*                                     52,823
   2,006     Avnet, Inc.*                                                 46,238
   1,047     CDW Corp.                                                    58,998
   2,088     Ingram Micro, Inc. (Class A)*                                37,793
   2,328     Safeguard Scientifics, Inc.*                                  3,492
     239     ScanSource, Inc.*                                            13,537
   1,022     Tech Data Corp.*                                             35,402
                                                                    ------------
                                                                         267,528
                                                                    ------------
             Electronic Equipment/Instruments (0.5%)
   7,641     Agilent Technologies, Inc.*                                 244,588
     640     Checkpoint Systems, Inc.*                                    15,360
     588     Coherent, Inc.*                                              17,411
   1,155     Diebold, Inc.                                                41,742
     267     DTS, Inc.                                                     4,325
     375     Dionex Corp.*                                                18,161
   1,680     Identix, Inc.*                                                7,442
     400     Itron, Inc.*                                                 17,384
  23,066     JDS Uniphase Corp.*                                          48,439
     508     Kronos, Inc.*                                                23,297
   1,479     Lexar Media, Inc.*                                           11,092
     934     National Instruments Corp.                                   22,323
   1,105     Newport Corp.*                                               14,409
     762     Paxar Corp.*                                                 13,084
   2,647     Rockwell Automation, Inc.                                   140,688
   2,366     Scientific-Atlanta, Inc.                                     83,851
     525     SeaChange International, Inc.*                                3,287
   4,159     Symbol Technologies, Inc.                                    34,520
   1,314     Tektronix, Inc.                                              30,196
   2,502     Thermo Electron Corp.*                                       75,535
     782     Unova, Inc.*                                                 24,242
  14,835     Xerox Corp.*                                                201,311
                                                                    ------------
                                                                       1,092,687
                                                                    ------------
             Electronic Production Equipment (0.5%)
     630     Advanced Energy Industries, Inc.*                             6,772
   1,502     Amkor Technology, Inc.*                                       7,931
  25,946     Applied Materials, Inc.                                     424,995
     766     Asyst Technologies, Inc.*                                     3,309
     560     ATMI, Inc.*                                                  15,294
   1,931     Axcelis Technologies, Inc.*                                   8,400
   1,290     Brooks Automation, Inc.*                                     15,107
   4,550     Cadence Design Systems, Inc.*                                72,709
     685     Cognex Corp.                                                 19,577
     414     Cohu, Inc.                                                    9,588
   1,232     Credence Systems Corp.*                                       9,486
     699     Cymer, Inc.*                                                 24,360
     544     Electro Scientific Industries, Inc.*                         11,952
   1,787     Entegris, Inc.*                                              17,441
     427     FEI Co.*                                                      8,070
     477     FormFactor, Inc.*                                            11,744
   3,058     KLA-Tencor Corp.                                            141,555
     977     Kulicke & Soffa Industries, Inc.*                             6,126
   2,173     Lam Research Corp.*                                          73,317
     967     LTX Corp.*                                                    3,326
     878     Mattson Technology, Inc.*                                     6,927
   1,557     Mentor Graphics Corp.*                                       12,876
     588     MKS Instruments, Inc.*                                       11,096

   2,339     Novellus Systems, Inc.*                                      51,131
     316     Photon Dynamics, Inc.*                                        5,502
     525     Photronics, Inc.*                                             9,450
   1,954     STATS ChipPac Ltd. (ADR) (Singapore)*                        10,962
   2,416     Synopsys, Inc.*                                              45,783
   3,231     Teradyne, Inc.*                                              43,748
     736     Tessera Technologies, Inc.*                                  20,534
     446     Ultratech Stepper, Inc.*                                      6,146
     672     Varian Semiconductor Equipment Associates, Inc.*             25,415
     670     Veeco Instruments, Inc.*                                     10,646
                                                                    ------------
                                                                       1,151,275
                                                                    ------------
             Electronics/Appliance Stores (0.2%)
   6,183     Best Buy Co., Inc.                                          273,660
     683     Blockbuster, Inc. (Class A)                                   3,114
   3,184     Circuit City Stores - Circuit City Group                     56,643
     658     Movie Gallery, Inc.                                           4,580
   2,221     RadioShack Corp.                                             49,084
                                                                    ------------
                                                                         387,081
                                                                    ------------
             Electronics/Appliances (0.2%)
   4,617     Eastman Kodak Co.                                           101,112
   1,061     Harman International Industries, Inc.                       105,951
     551     Helen of Troy Ltd.*                                           9,890
   1,183     Maytag Corp.                                                 20,371
   1,099     Whirlpool Corp.                                              86,272
                                                                    ------------
                                                                         323,596
                                                                    ------------
             Engineering & Construction (0.1%)
     931     Dycom Industries, Inc.*                                      18,555
     242     EMCOR Group, Inc.*                                           14,762
   1,344     Fluor Corp.                                                  85,478
     531     Granite Construction, Inc.                                   18,112
     516     Insituform Technologies, Inc. (Class A)*                      9,267
     906     Jacobs Engineering Group, Inc.*                              57,757
   1,631     Quanta Services, Inc.*                                       18,740
     737     Shaw Group Inc. (The)*                                       19,752
     636     URS Corp.*                                                   25,713
                                                                    ------------
                                                                         268,136
                                                                    ------------
             Environmental Services (0.2%)
   3,542     Allied Waste Industries, Inc.*                               28,832
   1,575     Newpark Resources, Inc.*                                     12,758
   1,885     Republic Services, Inc.                                      66,635
   1,043     Tetra Tech, Inc.*                                            16,104
     845     Waste Connections, Inc.*                                     28,198
   8,837     Waste Management, Inc.                                      260,780
                                                                    ------------
                                                                         413,307
                                                                    ------------
             Finance/Rental/Leasing (1.5%)
     530     Advanta Corp. (Class A)                                      14,140
     144     Amerco*                                                       8,400
   2,458     AmeriCredit Corp.*                                           54,936
     124     Bay View Capital Corp.                                        2,037
   3,853     Capital One Financial Corp.                                 294,177
     504     Cash American International, Inc.                            11,017
     806     CharterMac L.P.                                              16,563
   3,280     CIT Group, Inc.                                             149,994
     299     CompuCredit Corp.*                                           13,102
   9,071     Countrywide Financial Corp.                                 288,186
     483     Dollar Thrifty Automotive Group, Inc.*                       18,209
   1,678     Doral Financial Corp. (Puerto Rico)                          14,364
  15,058     Fannie Mae                                                  715,556
     362     Financial Federal Corp.                                      13,821
  10,744     Freddie Mac                                                 659,144
   1,205     Fremont General Corp.                                        26,136
     701     GATX Corp.                                                   26,196

     980     IndyMac Bancorp,  Inc.                                       36,583
  17,573     MBNA Corp.                                                  449,342
     506     NCO Group, Inc.*                                              9,093
   1,307     Ocwen Financial Corp.*                                       10,155
   1,129     Ryder System, Inc.                                           44,787
   6,563     SLM Corp.                                                   364,443
      71     Student Loan Corp. (The)                                     15,563
   1,085     United Rentals, Inc.*                                        21,233
     117     WFS Financial, Inc.*                                          8,416
                                                                    ------------
                                                                       3,285,593
                                                                    ------------
             Financial Conglomerates (3.6%)
  17,179     American Express Co.                                        854,999
  80,930     Citigroup, Inc.                                           3,704,975
   2,509     Conseco, Inc.*                                               50,933
     524     Euronet Services, Inc.*                                      14,724
  54,741     JPMorgan Chase & Co.                                      2,004,615
   1,318     Leucadia National Corp.                                      56,621
     615     National Financial Partners Corp.                            27,816
   4,570     Principal Financial Group, Inc.                             226,809
   8,116     Prudential Financial, Inc.                                  590,764
   5,231     State Street Corp.                                          288,908
      25     Wesco Financial Corp.                                         8,669
                                                                    ------------
                                                                       7,829,833
                                                                    ------------
             Financial Publishing/Services (0.3%)
     365     Advent Software, Inc.*                                       11,213
   1,149     Dun & Bradstreet Corp.*                                      72,755
   2,097     Equifax, Inc.                                                72,284
     553     FactSet Research Systems, Inc.                               19,394
     632     Interactive Data Corp.                                       14,662
   5,828     McGraw-Hill Companies, Inc. (The)                           285,222
   3,971     Moody's Corp.                                               211,495
   1,080     SEI Investments Co.                                          41,904
      21     Value Line, Inc.                                                819
                                                                    ------------
                                                                         729,748
                                                                    ------------
             Food Distributors (0.2%)
     583     Performance Food Group Co.*                                  16,085
   9,908     SYSCO Corp.                                                 316,164
     539     United Natural Foods, Inc.*                                  15,151
                                                                    ------------
                                                                         347,400
                                                                    ------------
             Food Retail (0.4%)
     551     7-Eleven, Inc.*                                              20,613
   5,130     Albertson's, Inc.                                           128,814
     771     Casey's General Stores, Inc.                                 16,638
  11,338     Kroger Co.*                                                 225,626
     624     Ruddick Corp.                                                13,734
   6,943     Safeway, Inc.                                               161,494
   2,102     Supervalu, Inc.                                              66,066
     137     Weis Markets, Inc.                                            5,227
   1,035     Whole Foods Market, Inc.                                    149,175
     584     Wild Oats Markets, Inc.*                                      6,494
                                                                    ------------
                                                                         793,881
                                                                    ------------
             Food: Major Diversified (1.3%)
   4,114     Campbell Soup Co.                                           119,717
   8,221     ConAgra Foods, Inc.                                         191,303
   3,309     Del Monte Foods Co.*                                         35,009
   5,536     General Mills, Inc.                                         267,167
   5,446     Heinz (H.J.) Co.                                            193,333
   3,720     Kellogg Co.                                                 164,312
   4,154     Kraft Foods Inc. (Class A)                                  117,558
  26,206     PepsiCo, Inc.                                             1,548,250
  12,280     Sara Lee Corp.                                              219,198
     525     TreeHouse Foods, Inc.*                                       13,566

                                                                    ------------
                                                                       2,869,413
                                                                    ------------
             Food: Meat/Fish/Dairy (0.1%)
   2,318     Dean Foods Co.*                                              83,796
     263     Dreyer's Grand Ice Cream Holdings, Inc.                      21,690
   1,313     Hormel Foods Corp.                                           41,753
     537     Pilgrim's Pride Corp. (Class B)                              16,905
     379     Sanderson Farms, Inc.                                        13,079
   1,450     Smithfield Foods, Inc.*                                      42,891
   3,934     Tyson Foods, Inc. (Class A)                                  70,025
                                                                    ------------
                                                                         290,139
                                                                    ------------
             Food: Specialty/Candy (0.3%)
     340     American Italian Pasta Co. (Class A)                          2,193
     779     Chiquita Brands International, Inc.                          21,508
     104     Farmer Brothers Co.                                           2,075
   1,048     Flowers Foods, Inc.                                          30,706
     448     Fresh Del Monte Produce, Inc.                                11,679
     490     Hain Celestial Group, Inc.*                                   9,467
   2,675     Hershey Co. (The)                                           152,020
     454     Lancaster Colony Corp.                                       18,201
     567     Lance, Inc.                                                   9,940
   2,159     McCormick & Co., Inc. (Non-Voting)                           65,396
     995     NBTY, Inc.*                                                  19,910
     543     Ralcorp Holdings, Inc.*                                      21,123
     906     Smucker (J.M.) Co.                                           41,413
     424     TBC Corporation*                                             14,666
     430     Tootsie Roll Industries, Inc.                                13,029
     795     Topps Co., Inc. (The)                                         5,788
   2,208     Wrigley (Wm.) Jr. Co.                                       153,456
                                                                    ------------
                                                                         592,570
                                                                    ------------
             Forest Products (0.1%)
   1,706     Louisiana-Pacific Corp.                                      42,531
     346     Universal Forest Products, Inc.                              19,148
   3,732     Weyerhaeuser Co.                                            236,385
                                                                    ------------
                                                                         298,064
                                                                    ------------
             Gas Distributors (0.5%)
   1,245     AGL Resources, Inc.                                          43,812
   1,187     Atmos Energy Corp.                                           31,218
   4,638     Dynegy, Inc. (Class A)*                                      20,593
   1,027     Energen Corp.                                                38,615
   1,889     Equitable Resources, Inc.                                    73,010
   2,492     KeySpan Corp.                                                86,148
     372     Laclede Group, Inc. (The)                                    11,123
   1,809     MDU Resources Group, Inc.                                    59,643
   1,377     National Fuel Gas Co.                                        41,503
     531     New Jersey Resources Corp.                                   22,918
     732     Nicor, Inc.                                                  28,694
   4,359     NiSource, Inc.                                              103,090
     502     Northwest Natural Gas Co.                                    17,369
   1,550     ONEOK, Inc.                                                  44,547
     679     Peoples Energy Corp.                                         25,259
   1,198     Piedmont Natural Gas Co., Inc.                               28,345
   1,364     Questar Corp.                                               107,415
   3,171     Sempra Energy                                               140,475
     490     South Jersey Industries, Inc.                                13,696
   1,512     Southern Union Co.*                                          35,562
     642     Southwest Gas Corp.                                          17,501
   1,660     UGI Corp.                                                    39,176
   1,338     Vectren Corp.                                                36,327
     810     WGL Holdings, Inc.                                           25,175
                                                                    ------------
                                                                       1,091,214
                                                                    ------------
             Home Building (0.5%)
     687     Beazer Homes USA, Inc.                                       39,812

     249     Brookfield Homes Corp.                                       12,472
     132     Cavco Industries, Inc.*                                       5,209
   1,925     Centex Corp.                                                123,874
   1,119     Champion Enterprises, Inc.*                                  15,532
   4,251     D.R. Horton, Inc.                                           130,463
     625     Hovnanian Enterprises, Inc.*                                 28,119
   1,234     KB Home                                                      80,642
   2,165     Lennar Corp. (Class A)                                      120,331
     291     Levitt Corp. (Class A)                                        5,718
     472     M.D.C. Holdings, Inc.                                        32,379
     188     M/I Homes, Inc.                                               8,441
     360     Meritage Homes Corp.*                                        22,417
      95     NVR, Inc.*                                                   65,122
     446     Palm Harbor Homes, Inc.*                                      8,220
   3,321     Pulte Homes, Inc.                                           125,501
     764     Ryland Group, Inc. (The)                                     51,417
   1,096     Standard Pacific Corp.                                       42,284
     261     Technical Olympic USA, Inc.                                   5,518
   1,668     Toll Brothers, Inc.*                                         61,566
     632     WCI Communities, Inc.*                                       15,813
      77     William Lyon Homes, Inc.*                                     9,151
                                                                    ------------
                                                                       1,010,001
                                                                    ------------
             Home Furnishings (0.1%)
     631     Ethan Allen Interiors, Inc.                                  21,340
     816     Furniture Brands International, Inc.                         14,810
     639     Jarden Corp.*                                                21,592
     864     La-Z-Boy, Inc.                                               10,230
   3,220     Leggett & Platt, Inc.                                        64,529
     265     Libbey, Inc.                                                  2,981
     868     Mohawk Industries, Inc.*                                     67,747
   4,434     Newell Rubbermaid, Inc.                                     101,938
     646     Select Comfort Corp.*                                        14,147
                                                                    ------------
                                                                         319,314
                                                                    ------------
             Home Improvement Chains (1.0%)
   1,095     Fastenal Co.                                                 76,792
  33,391     Home Depot, Inc. (The)                                    1,370,367
  10,915     Lowe's Companies, Inc.                                      663,305
   1,839     Sherwin-Williams Co.                                         78,249
                                                                    ------------
                                                                       2,188,713
                                                                    ------------
             Hospital/Nursing Management (0.4%)
     475     Amsurg Corp.*                                                11,281
   1,610     Beverly Enterprises, Inc.*                                   18,901
   1,451     Community Health Systems, Inc.*                              53,847
   6,699     HCA, Inc.                                                   322,825
   3,589     Health Management Associates, Inc. (Class A)                 76,840
     876     LifePoint Hospitals, Inc.*                                   34,252
   1,408     Manor Care, Inc.                                             52,448
     981     OCA, Inc.*                                                    1,020
     732     Sunrise Senior Living, Inc.*                                 23,673
   7,286     Tenet Healthcare Corp.*                                      61,348
   1,353     Triad Hospitals, Inc.*                                       55,649
     581     United Surgical Partners International, Inc.*                20,829
     848     Universal Health Services, Inc. (Class B)                    39,975
                                                                    ------------
                                                                         772,888
                                                                    ------------
             Hotels/Resorts/Cruiselines (0.5%)
   6,650     Carnival Corp. (Panama)                                     330,305
     650     Choice Hotels International, Inc.                            21,508
     712     Gaylord Entertainment Co.*                                   28,110
   5,823     Hilton Hotels Corp.                                         113,257
   3,344     La Quinta Corp.*                                             27,922
     576     Marcus Corp. (The)                                           12,649
   2,957     Marriott International, Inc. (Class A)                      176,296

   1,633     Royal Caribbean Cruises Ltd. (Liberia)                       67,672
   3,353     Starwood Hotels & Resorts Worldwide, Inc.                   195,916
     542     Vail Resorts, Inc.*                                          18,157
                                                                    ------------
                                                                         991,792
                                                                    ------------
             Household/Personal Care (2.1%)
   1,364     Alberto-Culver Co.                                           59,211
   7,323     Avon Products, Inc.                                         197,648
   1,089     Church & Dwight Co., Inc.                                    38,169
   2,483     Clorox Co. (The)                                            134,380
   8,155     Colgate-Palmolive Co.                                       431,889
   2,234     Estee Lauder Companies, Inc. (The) (Class A)                 74,102
   1,448     International Flavors & Fragrances, Inc.                     47,770
   7,489     Kimberly-Clark Corp.                                        425,675
     911     Nu Skin Enterprises,  Inc. (Class A)                         15,341
     523     Playtex Products, Inc.*                                       7,003
  53,890     Procter & Gamble Co. (The)                                3,017,301
                                                                    ------------
                                                                       4,448,489
                                                                    ------------
             Industrial Conglomerates (4.1%)
  10,979     3M Co.                                                      834,184
   3,998     Danaher Corp.                                               208,296
 164,997     General Electric Co.**                                    5,595,048
  12,137     Honeywell International, Inc.                               415,085
   5,248     Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                 198,322
   1,436     ITT Industries, Inc.                                        145,898
   1,226     SPX Corp.                                                    52,743
   1,842     Textron, Inc.                                               132,698
  15,000     Tyco International Ltd. (Bermuda)                           395,850
  14,705     United Technologies Corp.                                   754,072
     389     Walter Industries, Inc.                                      17,766
                                                                    ------------
                                                                       8,749,962
                                                                    ------------
             Industrial Machinery (0.3%)
     458     Actuant Corp. (Class A)                                      22,305
     920     Flowserve Corp.*                                             32,200
     769     FuelCell Energy, Inc.*                                        6,736
   1,221     Graco, Inc.                                                  41,844
     768     IDEX Corp.                                                   30,735
   3,902     Illinois Tool Works, Inc.                                   330,734
     657     Kennametal, Inc.                                             33,579
     624     Lincoln Electric Holdings, Inc.                              24,692
     467     Nordson Corp.                                                17,358
   1,860     Parker Hannifin Corp.                                       116,585
     489     Regal-Beloit Corp.                                           15,565
   1,390     Roper Industries, Inc.                                       52,403
     377     Tecumseh Products Co. (Class A)                               7,589
     532     Watts Water Technologies, Inc.                               14,768
     154     Woodward Governor Co.                                        12,305
                                                                    ------------
                                                                         759,398
                                                                    ------------
             Industrial Specialties (0.3%)
     719     Buckeye Technologies, Inc.*                                   5,392
     407     Cabot Microelectronics Corp.*                                11,966
   1,217     Donaldson Co., Inc.                                          38,031
   2,880     Ecolab, Inc.                                                 95,270
     689     Ferro Corp.                                                  12,292
     460     Fuller (H.B.) Co.                                            13,786
   1,306     GrafTech International Ltd.*                                  6,399
     543     Headwaters, Inc.*                                            17,289
   1,013     KFx, Inc.*                                                   14,759
     417     MacDermid, Inc.                                              11,676
     478     Mine Safety Appliances Co.                                   20,023
     331     Minerals Technologies, Inc.                                  17,695
   2,695     PPG Industries, Inc.                                        161,619
     315     Rogers Corp.*                                                11,765

   1,931     RPM International, Inc.                                      35,955
     651     Spartech Corp.                                               12,349
     611     Symyx Technologies, Inc.*                                    16,338
   1,678     Valspar Corp. (The)                                          37,000
     325     WD-40 Co.                                                     8,947
                                                                    ------------
                                                                         548,551
                                                                    ------------
             Information Technology Services (1.4%)
   7,174     Accenture Ltd. (Class A) (Bermuda)                          188,748
     599     Anteon International Corp.*                                  27,075
   2,787     BearingPoint, Inc.*                                          19,565
     288     Black Box Corp.                                              11,555
     513     CACI International Inc. (Class A)*                           27,979
   1,236     CIBER, Inc.*                                                  7,886
   2,816     Citrix Systems, Inc.*                                        77,637
   2,173     Cognizant Technology Solutions Corp. (Class A)*              95,569
   7,919     Electronic Data Systems Corp.                               184,592
     857     Epicor Software Corp.*                                       10,524
   1,253     Henry (Jack) & Associates, Inc.                              22,529
     454     Intergraph Corp.*                                            21,965
  25,098     International Business Machines Corp.                     2,055,024
     557     JDA Software Group, Inc.*                                     9,007
     932     Keane, Inc.*                                                 10,532
   9,989     Level 3 Communications, Inc.*                                28,968
     320     ManTech International Corp. (Class A)*                        8,864
     678     MICROS Systems, Inc.*                                        31,134
   1,521     Perot Systems Corp. (Class A)*                               21,081
     639     QAD, Inc.                                                     5,074
   1,138     Reynolds & Reynolds Co. (The) (Class A)                      30,203
   1,240     RSA Security, Inc.*                                          14,136
   1,318     Sapient Corp.*                                                6,840
     275     SRA International, Inc. (Class A)*                            9,026
     120     Syntel, Inc.                                                  2,435
   5,847     Unisys Corp.*                                                29,878
     282     Verint Systems, Inc.*                                        10,798
   1,558     Wind River Systems, Inc.*                                    20,410
                                                                    ------------
                                                                       2,989,034
                                                                    ------------
             Insurance Brokers/Services (0.3%)
   4,197     AON Corp.                                                   142,068
     902     Brown & Brown, Inc.                                          49,006
     181     CCC Information Services Group, Inc.*                         4,699
   1,476     ChoicePoint, Inc.*                                           62,376
     948     Crawford & Co. (Class B)                                      6,655
   1,619     Gallagher (Arthur J.) & Co.                                  47,631
     521     Hilb, Rogal & Hobbs Co.                                      19,511
   8,156     Marsh & McLennan Companies, Inc.                            237,747
                                                                    ------------
                                                                         569,693
                                                                    ------------
             Integrated Oil (4.3%)
   1,356     Amerada Hess Corp.                                          169,636
  35,051     Chevron Corp.                                             2,000,361
   1,356     Cimarex Energy Co.*                                          53,237
  19,732     ConocoPhillips                                            1,290,078
  99,032     Exxon Mobil Corp.                                         5,559,656
   2,816     Murphy Oil Corp.                                            131,930
                                                                    ------------
                                                                       9,204,898
                                                                    ------------
             Internet Retail (0.2%)
   4,628     Amazon.com, Inc.*                                           184,565
   1,364     Drugstore.com, Inc.*                                          4,324
     636     Gamestop Corp. (Class A)*                                    22,565
   4,576     IAC/InterActiveCorp*                                        117,146
     436     Netflix, Inc.*                                               11,515
                                                                    ------------
                                                                         340,115
                                                                    ------------
             Internet Software/Services (1.1%)

   1,002     Agile Software Corp.*                                         7,114
   1,968     Akamai Technologies, Inc.*                                   34,125
   1,012     Ariba, Inc.*                                                  7,904
   6,424     BEA Systems, Inc.*                                           56,660
   1,827     Borland Software Corp.*                                       9,226
   9,125     CMGI, Inc.*                                                  14,417
   2,296     CNET Networks, Inc.*                                         31,203
     638     Digital Insight Corp.*                                       19,032
     600     Digital River, Inc.*                                         16,806
   1,146     Digitas, Inc.*                                               12,377
   2,116     Earthlink, Inc.*                                             23,297
   2,678     Google, Inc. (Class A)*                                     996,591
     282     GSI Commerce, Inc.*                                           4,506
   4,035     Internap Network Services Corp.*                              1,937
     619     Internet Security Systems, Inc.*                             15,246
     447     J2 Global Communications, Inc.*                              19,762
     897     Lionbridge Technologies, Inc.*                                6,073
     237     MicroStrategy, Inc. (Class A)*                               16,803
   1,137     NIC, Inc.*                                                    6,879
   1,181     Openwave Systems, Inc.*                                      21,104
     620     Packeteer, Inc.*                                              4,892
     698     Progress Software Corp.*                                     21,736
   1,811     RealNetworks, Inc.*                                          14,126
   1,369     S1 Corp.*                                                     6,010
     627     Secure Computing Corp.*                                       7,511
   7,176     Siebel Systems, Inc.                                         74,272
   1,321     SonicWALL, Inc.*                                              9,194
     670     Supportsoft, Inc.*                                            2,687
   1,194     United Online, Inc.                                          16,012
   3,958     VeriSign, Inc.*                                              93,528
     685     Vignette Corporation*                                        11,378
     520     WebEx Communications, Inc.*                                  11,913
   1,016     webMethods, Inc.*                                             7,071
     429     Websense, Inc.*                                              25,345
  20,249     Yahoo!, Inc.*                                               748,606
                                                                    ------------
                                                                       2,375,343
                                                                    ------------
             Investment Banks/Brokers (2.1%)
   3,563     Ameriprise Financial, Inc.*                                 132,615
   4,247     Ameritrade Holding Corp.*                                    89,314
   1,739     Bear Stearns Companies, Inc. (The)                          183,986
     424     Chicago Mercantile Exchange Holdings, Inc.                  154,824
   5,949     E*TRADE Group, Inc.*                                        110,354
   1,276     Edwards (A.G.), Inc.                                         54,000
     590     eSPEED, Inc (Class A)*                                        4,460
   6,411     Goldman Sachs Group Inc. (The)                              810,158
     689     Investment Technology Group, Inc.*                           22,399
     867     Jefferies Group, Inc.                                        36,813
   2,213     Knight Capital Group, Inc.*                                  21,178
   1,355     LaBranche & Co., Inc.*                                       12,927
     237     Ladenburg Thalmann Finl Svcs, Inc.*                             135
   1,730     Legg Mason, Inc.                                            185,646
   4,303     Lehman Brothers Holdings, Inc.                              514,940
  13,281     Merrill Lynch & Co., Inc.                                   859,812
  17,911     Morgan Stanley                                              974,538
   1,100     Nasdaq Stock Market, Inc.*                                   33,979
   1,075     Raymond James Financial, Inc.                                36,582
  17,309     Schwab (Charles) Corp. (The)                                263,097
     802     Tradestation Group, Inc.*                                     8,004
                                                                    ------------
                                                                       4,509,761
                                                                    ------------
             Investment Managers (0.4%)
     522     Affiliated Managers Group, Inc.*                             40,063
     462     Alliance Capital Management Holding L.P.                     24,454

     244     BlackRock, Inc. (Class A)                                    23,131
   2,162     Eaton Vance Corp. (Non-Voting)                               53,812
   1,595     Federated Investors, Inc. (Class B)                          55,841
   2,182     Franklin Resources, Inc.                                    192,823
   1,168     Investors Financial Services Corp.                           44,594
   3,777     Janus Capital Group, Inc.                                    66,286
   6,593     Mellon Financial Corp.                                      208,932
     679     Nuveen Investments (Class A)                                 27,479
   2,016     Price (T.) Rowe Group, Inc.                                 132,088
   1,454     Waddell & Reed Financial, Inc. (Class A)                     27,888
                                                                    ------------
                                                                         897,391
                                                                    ------------
             Investment Trusts/Mutual Funds (0.0%)
     344     BP Prudhoe Bay Royalty Trust                                 22,934
      28     Cross Timbers Royalty Trust                                   1,467
     326     Hugoton Royalty Trust                                        11,270
                                                                    ------------
                                                                          35,671
                                                                    ------------
             Life/Health Insurance (0.7%)
   7,822     AFLAC, Inc.                                                 373,735
     281     American National Insurance Co.                              33,138
     676     AmerUs Group Co.                                             39,965
     728     Citizens, Inc.*                                               4,150
     523     Delphi Financial Group, Inc. (Class A)                       24,497
     222     FBL Financial Group, Inc. (Class A)                           6,922
   3,633     Genworth Financial, Inc. (Class A)                          115,130
     175     Great American Financial Resources, Inc.                      3,573
   2,200     Jefferson-Pilot Corp.                                       120,736
      67     Kansas City Life Insurance Co.                                3,417
   2,835     Lincoln National Corp.                                      143,479
   6,376     MetLife, Inc.                                               315,038
      65     National Western Life Insurance Co. (Class A)                13,163
   1,479     Phoenix Companies Ltd.                                       19,153
     573     Presidential Life Corp.                                      10,841
   1,035     Protective Life Corp.                                        45,374
     515     Reinsurance Group of America, Inc.                           23,561
     500     StanCorp Financial Group, Inc.                               46,050
   1,655     Torchmark Corp.                                              87,434
     533     UICI                                                         19,252
     514     Universal American Financial Corp.*                           7,607
   4,629     UnumProvident Corp.                                          93,922
                                                                    ------------
                                                                       1,550,137
                                                                    ------------
             Major Banks (3.8%)
  62,838     Bank of America Corp.                                     2,748,534
  12,086     Bank of New York Co., Inc. (The)                            378,171
   8,533     BB&T Corp.                                                  361,287
   2,666     Comerica, Inc.                                              154,041
   3,417     Huntington Bancshares, Inc.                                  79,479
   6,334     KeyCorp                                                     204,208
   8,717     National City Corp.                                         280,949
   4,529     PNC Financial Services Group                                274,956
   3,941     Popular, Inc.                                                79,845
   7,189     Regions Financial Corp.                                     234,002
   5,614     SunTrust Banks, Inc.                                        406,903
   1,413     TD Banknorth, Inc.                                           40,680
     946     UnionBanCal Corp.                                            64,782
  24,705     Wachovia Corp.                                            1,248,097
  26,320     Wells Fargo & Co.                                         1,584,464
                                                                    ------------
                                                                       8,140,398
                                                                    ------------
             Major Telecommunications (2.4%)
   5,553     ALLTEL Corp.                                                343,509
  12,451     AT&T Corp.                                                  246,281
  28,497     BellSouth Corp.                                             741,492
   3,950     Cincinnati Bell Inc.*                                        15,642

   4,533     MCI Inc.                                                     90,207
   1,276     Primus Telecommunications Group, Inc.*                          931
  51,387     SBC Communications, Inc.                                  1,225,580
  45,629     Sprint Nextel Corp.                                       1,063,612
  43,049     Verizon Communications, Inc.                              1,356,474
                                                                    ------------
                                                                       5,083,728
                                                                    ------------
             Managed Health Care (1.6%)
   4,579     Aetna, Inc.                                                 405,516
     798     AMERIGROUP Corp.*                                            13,343
   7,109     Caremark Rx, Inc.*                                          372,512
     766     Centene Corp.*                                               15,435
   2,061     CIGNA Corp.                                                 238,808
   2,560     Coventry Health Care, Inc.*                                 138,214
   1,742     Health Net, Inc.*                                            81,595
   2,502     Humana, Inc.*                                               111,064
   1,396     PacifiCare Health Systems, Inc.*                            114,975
     400     Sierra Health Services, Inc.*                                30,000
  19,698     UnitedHealth Group, Inc.                                  1,140,317
     440     WellChoice, Inc.*                                            33,286
   9,531     WellPoint, Inc.*                                            711,775
                                                                    ------------
                                                                       3,406,840
                                                                    ------------
             Marine Shipping (0.1%)
     703     Alexander & Baldwin, Inc.                                    34,405
     627     General Maritime Corp.                                       23,343
     321     Kirby Corp.*                                                 16,586
   1,540     OMI Corp. (Class A)                                          27,843
     491     Overseas Shipholding Group, Inc.                             23,372
     833     Tidewater, Inc.                                              38,285
                                                                    ------------
                                                                         163,834
                                                                    ------------
             Media Conglomerates (1.5%)
   4,308     Discovery Holding Company (Class A)*                         60,700
  31,757     Disney (Walt) Co. (The)                                     773,918
  38,323     News Corp., Inc. (Class A)                                  546,103
  68,594     Time Warner, Inc.                                         1,223,031
  22,321     Viacom, Inc. (Class B) (Non-Voting)                         691,281
                                                                    ------------
                                                                       3,295,033
                                                                    ------------
             Medical Distributors (0.4%)
   1,705     AmerisourceBergen Corp.                                     130,040
   6,746     Cardinal Health, Inc.                                       421,692
   1,235     Henry Schein, Inc.*                                          48,955
   4,344     McKesson Corp.                                              197,348
     649     Owens & Minor, Inc.                                          19,113
   1,939     Patterson Companies, Inc.*                                   80,236
     484     PolyMedica Industries, Inc.                                  15,977
   1,307     PSS World Medical, Inc.*                                     18,207
                                                                    ------------
                                                                         931,568
                                                                    ------------
             Medical Specialties (2.2%)
     616     Advanced Medical Optics, Inc.*                               21,979
     322     Advanced Neuromodulation System*                             19,639
   1,228     Align Technology, Inc.*                                       9,063
   1,027     American Medical System Holdings, Inc.*                      16,791
     181     Analogic Corp.                                                8,471
   3,140     Applera Corp. - Applied Biosystems Group                     76,208
     394     Arrow International, Inc.                                    11,402
     403     ArthroCare Corp.*                                            14,802
   1,629     Bard (C.R.), Inc.                                           101,617
     856     Bausch & Lomb, Inc.                                          63,507
   9,641     Baxter International, Inc.                                  368,575
     962     Beckman Coulter, Inc.                                        47,388
   3,699     Becton, Dickinson & Co.                                     187,724
   3,764     Biomet, Inc.                                                131,100
      31     Bio-Rad Laboratories, Inc. (Class A)*                         1,814

     272     Biosite Diagnostics, Inc.*                                   15,023
     556     Bioveris Corp.*                                               2,880
   9,302     Boston Scientific Corp.*                                    233,666
     639     CONMED Corp.*                                                15,323
     584     Cooper Companies, Inc. (The)                                 40,203
     435     Cyberonics, Inc.*                                            13,059
   1,770     Cytyc Corp.*                                                 44,869
   1,398     Dade Behring Holdings, Inc.                                  50,342
     288     Datascope Corp.                                               9,150
   1,152     DENTSPLY International, Inc.                                 63,521
     374     Diagnostic Products Corp.                                    15,745
     362     Digene Corp.*                                                10,932
     927     Edwards Lifesciences Corp.*                                  38,359
   1,788     Fisher Scientific International, Inc.*                      101,022
   5,019     Guidant Corp.                                               316,197
     470     Haemonetics Corp.*                                           22,771
     939     Hillenbrand Industries, Inc.                                 43,260
   2,513     Hospira, Inc.*                                              100,143
     593     IDEXX Laboratories, Inc.*                                    41,587
     852     Immucor, Inc.*                                               22,084
     448     INAMED Corp.*                                                31,853
     296     Integra LifeSciences Holding, Inc.*                          10,212
     484     Intermagnetics General Corp.*                                13,867
     521     Intuitive Surgical, Inc.*                                    46,228
     494     Invacare Corp.                                               16,692
     699     Kinetic Concepts, Inc.*                                      25,094
     721     KV Pharmaceutical Co. (Class A)*                             12,351
     457     Kyphon, Inc.*                                                18,321
  18,815     Medtronic, Inc.                                           1,066,058
     610     Mentor Corp.                                                 27,450
     499     Merit Medical Systems, Inc.*                                  5,948
   1,300     Nektar Therapeutics*                                         19,578
     752     OraSure Technologies, Inc.*                                   8,280
   2,072     Pall Corp.                                                   54,204
     355     Penwest Pharmaceuticals Co.*                                  5,630
   2,661     Peregrine Pharmaceuticals, Inc.*                              2,741
   2,006     PerkinElmer, Inc.                                            44,272
   1,053     ResMed, Inc.*                                                40,151
   1,140     Respironics, Inc.*                                           40,892
   5,562     St. Jude Medical, Inc.*                                     267,365
   1,216     STERIS Corp.                                                 27,737
   4,344     Stryker Corp.                                               178,408
     378     SurModics, Inc.*                                             14,939
     640     Sybron Dental Specialties, Inc.*                             27,456
     691     Thoratec Corp.*                                              13,668
   2,128     Varian Medical Systems, Inc.*                                96,952
     517     Ventana Medical Systems, Inc.*                               19,817
     586     Viasys Healthcare, Inc.*                                     14,000
      99     Vital Signs, Inc.                                             4,651
   1,833     Waters Corp.*                                                66,355
     566     West Pharmaceutical Services, Inc.                           13,573
     422     Wright Medical Group, Inc.*                                   7,853
   3,841     Zimmer Holdings, Inc.*                                      244,941
                                                                    ------------
                                                                       4,767,753
                                                                    ------------
             Medical/Nursing Services (0.1%)
     612     American Healthways, Inc.*                                   24,823
     880     Apria Healthcare Group, Inc.*                                20,302
   1,610     DaVita, Inc.*                                                79,180
   1,265     Hooper Holmes, Inc.                                           3,656
     438     Kindred Healthcare, Inc.*                                    12,264
   1,616     Lincare Holdings, Inc.*                                      66,014
     360     Pediatrix Medical Group, Inc.*                               27,742

   1,080     Renal Care Group, Inc.*                                      50,598
   1,364     VCA Antech, Inc.*                                            35,191
                                                                    ------------
                                                                         319,770
                                                                    ------------
             Metal Fabrications (0.1%)
     918     Commercial Metals Co.                                        29,183
     725     Harsco Corp.                                                 46,581
     504     Kaydon Corp.                                                 14,893
     669     Mueller Industries, Inc.                                     18,424
   1,439     Timken Co. (The)                                             40,810
                                                                    ------------
                                                                         149,891
                                                                    ------------
             Miscellaneous Commercial Services (0.3%)
     771     ABM Industries, Inc.                                         15,250
   1,526     Adesa, Inc.                                                  32,656
   1,832     ARAMARK Corp. (Class B)                                      46,569
     496     Bright Horizons Family Solutions, Inc.*                      19,825
     858     CBIZ, Inc.*                                                   4,933
   1,195     Copart, Inc.*                                                27,951
     644     Corporate Executive Board Co. (The)                          53,220
     596     Corrections Corporation of America*                          23,768
     312     Costar Group, Inc.*                                          14,960
     673     DiamondCluster International, Inc. (Class A)*                 4,327
     686     FTI Consulting, Inc.*                                        18,776
     366     G & K Services, Inc. (Class A)                               13,868
     419     Global Imaging Systems, Inc.*                                14,921
   1,935     IKON Office Solutions, Inc.                                  19,311
   1,834     Iron Mountain, Inc.*                                         71,526
     786     Laureate Education, Inc.*                                    38,828
     304     MAXIMUS, Inc.                                                11,020
     849     Navigant Consulting, Inc.*                                   17,804
     489     ProQuest Co.*                                                14,499
   2,285     Sabre Holdings Corp. (Class A)                               44,626
     316     SOURCECORP, Inc.*                                             7,189
     278     StarTek, Inc.                                                 3,536
     634     TeleTech Holdings, Inc.*                                      6,613
     883     The Brink's Co.                                              34,675
     235     Vertrue, Incorporated*                                        8,848
     428     Viad Corp.                                                   12,331
   1,044     Wireless Facilities, Inc.*                                    6,984
                                                                    ------------
                                                                         588,814
                                                                    ------------
             Miscellaneous Manufacturing (0.2%)
   1,075     Ametek, Inc.                                                 43,785
     704     Brady (W.H.) Co. (Class A)                                   20,254
     549     Carlisle Companies, Inc.                                     36,613
     843     Crane Co.                                                    26,099
   3,276     Dover Corp.                                                 127,698
   1,463     Jacuzzi Brands, Inc.*                                        10,797
   1,633     Pentair, Inc.                                                53,056
     382     Smith (A.O.) Corp.                                           12,369
     565     Teleflex, Inc.                                               37,397
     743     Tredegar Corp.                                                9,354
     253     Valmont Industries, Inc.                                      8,240
     561     Varian, Inc.*                                                20,628
                                                                    ------------
                                                                         406,290
                                                                    ------------
             Motor Vehicles (0.3%)
  27,381     Ford Motor Co.                                              227,810
   6,571     General Motors Corp.                                        180,045
   4,544     Harley-Davidson, Inc.                                       225,064
                                                                    ------------
                                                                         632,919
                                                                    ------------
             Movies/Entertainment (0.1%)
     985     Cedar Fair, L.P.                                             27,156
     241     Crown Media Holdings, Inc. (Class A)*                         2,579
     619     International Speedway Corp. (Class A)                       31,990

     944     Pixar, Inc.*                                                 47,889
     654     Regal Entertainment Group (Class A)                          12,053
   2,012     Six Flags, Inc.*                                             14,869
     244     Speedway Motorsports, Inc.                                    8,652
   1,332     TiVo, Inc.*                                                   6,447
                                                                    ------------
                                                                         151,635
                                                                    ------------
             Multi-Line Insurance (1.5%)
  35,460     American International Group, Inc.                        2,297,808
   1,892     Axis Capital Holdings Ltd                                    49,060
     652     CNA Financial Corp.*                                         20,075
   4,612     Hartford Financial Services Group, Inc. (The)               367,807
   1,762     HCC Insurance Holdings, Inc.                                 52,860
     688     Horace Mann Educators Corp.                                  13,354
   2,021     Loews Corp.                                                 187,913
     995     Nationwide Financial Services, Inc. (Class A)                40,188
   2,043     Safeco Corp.                                                113,795
     797     Unitrin, Inc.                                                36,662
     393     Zenith National Insurance Corp.                              17,693
                                                                    ------------
                                                                       3,197,215
                                                                    ------------
             Office Equipment/Supplies (0.2%)
   1,573     Avery Dennison Corp.                                         89,110
     754     HNI Corp.                                                    36,871
     588     Kimball International, Inc. (Class B)                         6,492
   1,255     Miller (HERMAN), Inc.                                        34,400
   3,596     Pitney Bowes, Inc.                                          151,320
     855     Steelcase, Inc. (Class A)                                    12,244
                                                                    ------------
                                                                         330,437
                                                                    ------------
             Oil & Gas Pipelines (0.4%)
     580     Buckeye Partners, L.P.                                       26,338
   9,599     El Paso Corp.                                               113,844
     215     Enbridge Energy Management, LLC*                             10,879
   3,179     Enterprise Products Partners L.P.                            82,209
     679     Kinder Morgan Management, LLC*                               32,853
   1,519     Kinder Morgan, Inc.                                         138,077
     802     Magellan Midstream Parners, L.P.                             26,859
     862     Plains All American Pipeline, L.P.                           36,523
     323     TC Pipelines, L.P.                                           10,623
   1,110     TEPPCO Partners, L.P.                                        43,401
     262     Valero L.P.                                                  15,317
   1,065     Western Gas Resources, Inc.                                  46,115
   8,657     Williams Companies, Inc. (The)                              193,051
                                                                    ------------
                                                                         776,089
                                                                    ------------
             Oil & Gas Production (1.9%)
   3,497     Anadarko Petroleum Corp.                                    317,213
   5,104     Apache Corp.                                                325,788
     297     Berry Petroleum Co. (Class A)                                17,778
   6,019     Burlington Resources, Inc.                                  434,692
     783     Cabot Oil & Gas Corp.                                        35,854
     791     Cheniere Energy, Inc.*                                       29,449
   4,838     Chesapeake Energy Corp.                                     155,300
     625     Comstock Resources, Inc.*                                    18,819
     877     Denbury Resources, Inc.*                                     38,264
   6,923     Devon Energy Corp.                                          418,011
     747     Encore Acquisition Co.*                                      25,630
     626     Energy Partners, Ltd.*                                       15,882
   3,709     EOG Resources, Inc.                                         251,396
     899     Forest Oil Corp.*                                            39,268
     509     Houston Exploration Co. (The)*                               26,239
     805     Kcs Energy, Inc.*                                            19,417
   1,683     Kerr-McGee Corp.                                            143,122
   2,036     Newfield Exploration Co.*                                    92,292
   2,778     Noble Energy, Inc.                                          111,259

   1,354     NRG Energy, Inc.*                                            58,236
   6,196     Occidental Petroleum Corp.                                  488,740
     264     Penn Virginia Corp.                                          14,351
   2,287     Pioneer Natural Resources Co.                               114,464
   1,204     Plains Exploration & Production Co.*                         46,956
     936     Pogo Producing Co.                                           47,268
     810     Quicksilver Resources, Inc.*                                 31,371
   1,093     Range Resources Corp.                                        39,009
     351     Remington Oil & Gas Corp.*                                   12,285
   1,174     Southwestern Energy Co.*                                     85,162
     443     Spinnaker Exploration Co.*                                   27,280
     959     St. Mary Land & Exploration Co.                              32,616
     413     Stone Energy Corp.*                                          18,957
     535     Swift Energy Co.*                                            23,358
   2,462     Ultra Petroleum Corp. (Canada)*                             129,230
     695     Unit Corp.*                                                  36,418
     846     Vintage Petroleum, Inc.                                      43,899
   5,400     XTO Energy, Inc.                                            234,684
                                                                    ------------
                                                                       3,999,957
                                                                    ------------
             Oil Refining/Marketing (0.5%)
     867     Frontier Oil Corp.                                           31,975
     405     Holly Corp.                                                  23,328
   5,683     Marathon Oil Corp.                                          341,889
   2,142     Sunoco, Inc.                                                159,579
   1,079     Tesoro Petroleum Corp.                                       65,981
   4,714     Valero Energy Corp.                                         496,101
                                                                    ------------
                                                                       1,118,853
                                                                    ------------
             Oilfield Services/Equipment (1.3%)
   5,192     Baker Hughes, Inc.                                          285,352
   5,015     BJ Services Co.                                             174,271
     556     Cal Dive International, Inc.*                                34,216
     316     CARBO Ceramics, Inc.                                         18,695
     884     Cooper Cameron Corp.*                                        65,177
   1,115     FMC Technologies, Inc.*                                      40,653
   1,263     Global Industries Ltd.*                                      16,053
   1,909     Grant Prideco, Inc.*                                         74,241
   7,861     Halliburton Co.                                             464,585
   1,370     Hanover Compressor Co.*                                      17,618
     319     Hydril Co.*                                                  21,162
     476     Lone Star Technologies, Inc.*                                21,777
     819     Maverick Tube Corp.*                                         25,356
     969     McDermott International, Inc.*                               35,204
   2,715     National Oilwell Varco, Inc.*                               169,606
     405     Oceaneering International, Inc.*                             19,489
     440     Offshore Logistics, Inc.*                                    14,960
     562     Oil States International, Inc.*                              18,602
   9,172     Schlumberger Ltd. (Netherlands Antilles)                    832,542
     366     SEACOR Holdings, Inc.*                                       26,217
   3,304     Smith International, Inc.                                   107,050
   1,234     Superior Energy Services, Inc.*                              25,149
     633     TETRA Technologies, Inc.*                                    17,705
     332     Universal Compression Holdings, Inc.*                        11,836
     505     Veritas DGC, Inc.*                                           16,266
   2,150     Weatherford International Ltd. (Bermuda)*                   134,590
     589     W-H Energy Services, Inc.*                                   17,847
                                                                    ------------
                                                                       2,706,219
                                                                    ------------
             Other Consumer Services (0.8%)
     778     Alderwoods Group, Inc.*                                      12,246
   2,352     Apollo Group, Inc. (Class A)*                               148,223
     724     Autobytel, Inc.*                                              3,193
   4,965     Block (H.&R.), Inc.                                         123,430
   1,704     Career Education Corp.*                                      60,645

  16,379     Cendant Corp.                                               285,322
     705     Central Parking Corp.                                        10,561
   1,836     Corinthian Colleges, Inc.*                                   22,840
     986     DeVry, Inc.*                                                 22,284
  15,445     eBay, Inc.*                                                 611,622
   1,051     Education Management Corp.*                                  32,413
   4,576     Expedia, Inc.*                                               85,983
     452     First Marblehead Corp. (The)                                 13,375
     631     HealthExtras, Inc.*                                          13,283
   2,340     Homestore.com, Inc.*                                          8,494
     736     ITT Educational Services, Inc.*                              40,686
   1,560     MoneyGram International, Inc.                                37,908
     339     Pre-Paid Legal Services, Inc.                                14,509
     396     Priceline.com, Inc.*                                          7,512
     107     Renaissance Learning, Inc.                                    1,610
     621     Rollins, Inc.                                                11,811
   5,160     Service Corp. International                                  43,189
   4,863     ServiceMaster Co. (The)                                      61,177
     758     Sotheby's Holdings, Inc. (Class A)*                          11,802
   2,045     Stewart Enterprises, Inc. (Class A)                          10,430
     199     Strayer Education, Inc.                                      17,812
     631     Weight Watchers International, Inc.*                         33,172
                                                                    ------------
                                                                       1,745,532
                                                                    ------------
             Other Consumer Specialties (0.1%)
   2,334     Fortune Brands, Inc.                                        177,314
     690     Fossil, Inc.*                                                10,805
     518     Matthews International Corp. (Class A)                       18,617
     335     RC2 Corp.*                                                   11,718
     449     Russ Berrie & Co., Inc.                                       6,057
                                                                    ------------
                                                                         224,511
                                                                    ------------
             Other Metals/Minerals (0.1%)
   2,143     Hecla Mining Co.*                                             7,222
   1,293     Olin Corp.                                                   23,119
   1,462     Phelps Dodge Corp.                                          176,127
     454     Southern Copper Corp.                                        25,034
   1,385     USEC, Inc.                                                   13,850
                                                                    ------------
                                                                         245,352
                                                                    ------------
             Other Transportation (0.0%)
   1,728     Laidlaw International, Inc.                                  39,295
                                                                    ------------

             Packaged Software (3.1%)
   7,607     Adobe Systems, Inc.                                         245,326
     480     Altiris, Inc.*                                                8,112
     588     ANSYS, Inc.*                                                 21,909
   3,597     Autodesk, Inc.                                              162,333
   3,714     BMC Software, Inc.*                                          72,757
   7,273     Computer Associates International, Inc.                     203,426
   5,747     Compuware Corp.*                                             46,493
   1,047     Fair Isaac Corp.                                             43,723
     681     Filenet Corp.*                                               19,170
     703     Hyperion Solutions Corp.*                                    33,997
   1,422     Informatica Corp.*                                           16,922
   2,586     Intuit, Inc.*                                               118,775
   1,145     Macromedia, Inc.*                                            50,288
     796     Macrovision Corp.*                                           14,997
     745     Magma Design Automation, Inc.*                                6,467
     611     Manhattan Associates, Inc.*                                  13,570
   1,371     Manugistics Group, Inc.*                                      2,550
   2,430     McAfee, Inc.*                                                72,973
   1,313     Mercury Interactive Corp.*                                   45,679
   1,928     Micromuse, Inc.*                                             13,824
 149,494     Microsoft Corp.                                           3,841,996

   1,152     NAVTEQ Corp.*                                                45,066
   1,315     NetIQ Corp.*                                                 15,767
   6,257     Novell, Inc.*                                                47,678
   1,927     Nuance Communications, Inc.*                                  9,905
  62,044     Oracle Corp.*                                               786,718
     191     PalmSource, Inc.*                                             3,482
   4,631     Parametric Technology Corp.*                                 30,148
     919     Quest Software, Inc.*                                        12,783
   2,894     Red Hat, Inc.*                                               67,199
   1,217     Salesforce.com, Inc.*                                        30,413
     529     Serena Software, Inc.*                                       11,580
   1,493     Sybase, Inc.*                                                33,219
  18,548     Symantec Corp.*                                             442,370
   3,195     TIBCO Software, Inc.*                                        24,250
     696     Transaction Systems Architects, Inc. (Class A)*              18,799
     198     Ulticom, Inc.*                                                2,085
     831     Verity, Inc.*                                                 8,268
                                                                    ------------
                                                                       6,645,017
                                                                    ------------
             Personnel Services (0.2%)
     739     AMN Healthcare Services, Inc.*                               12,193
     380     CDI Corp.                                                    10,477
     485     Gentiva Health Services, Inc.*                                7,125
     405     Kelly Services, Inc. (Class A)                               11,210
     732     Korn/Ferry International*                                    12,605
     785     Labor Ready, Inc.*                                           18,330
   1,510     Manpower, Inc.                                               68,373
   1,807     Monster Worldwide, Inc.*                                     59,288
   1,730     MPS Group, Inc.*                                             21,538
     876     Resources Connection, Inc.*                                  25,010
   2,681     Robert Half International, Inc.                              98,875
   1,163     Spherion Corp.*                                              10,351
                                                                    ------------
                                                                         355,375
                                                                    ------------
             Pharmaceuticals: Generic Drugs (0.2%)
     667     Alpharma, Inc. (Class A)                                     16,602
     720     American Pharmaceuticals Partners, Inc.*                     30,996
   1,282     Andrx Group*                                                 19,833
   1,398     Barr Pharmaceuticals, Inc.*                                  80,315
   3,460     IVAX Corp.*                                                  98,783
   3,148     Mylan Laboratories, Inc.                                     60,473
     706     Par Pharmaceutical Cos, Inc.*                                18,271
   1,522     Valeant Pharmaceuticals International                        26,118
   1,822     Watson Pharmaceuticals, Inc.*                                62,968
                                                                    ------------
                                                                         414,359
                                                                    ------------
             Pharmaceuticals: Major (4.7%)
  24,228     Abbott Laboratories                                       1,043,015
  30,400     Bristol-Myers Squibb Co.                                    643,568
  46,260     Johnson & Johnson                                         2,896,801
  15,043     Lilly (Eli) & Co.                                           748,991
  34,274     Merck & Co., Inc.                                           967,212
 115,672     Pfizer, Inc.                                              2,514,709
  22,948     Schering-Plough Corp.                                       466,762
  20,756     Wyeth                                                       924,887
                                                                    ------------
                                                                      10,205,945
                                                                    ------------
             Pharmaceuticals: Other (0.3%)
   2,049     Allergan, Inc.                                              182,976
     713     AtheroGenics, Inc.*                                          10,695
     662     Cell Therapeutics, Inc.*                                      1,589
     767     Columbia Laboratories, Inc.*                                  2,961
     730     Connetics Corp.*                                              9,519
     896     Endo Pharmaceuticals Holdings, Inc.*                         24,120
     680     First Horizon Pharmaceutical Corp.*                           9,812
   5,466     Forest Laboratories, Inc.*                                  207,216

     620     Inspire Pharmaceuticals, Inc.*                                3,906
     330     Inverness Medical Innovations, Inc.*                          7,847
   4,024     King Pharmaceuticals, Inc.*                                  62,090
     237     Kos Pharmaceuticals, Inc.*                                   14,220
     932     Medicis Pharmaceutical Corp. (Class A)                       27,494
   1,732     Perrigo Co.                                                  23,157
     554     POZEN, Inc.*                                                  5,402
     631     Salix Pharmaceuticals, Ltd.*                                 11,320
   1,620     Sepracor, Inc.*                                              91,125
     414     United Therapeutics Corp.*                                   30,578
                                                                    ------------
                                                                         726,027
                                                                    ------------
             Precious Metals (0.2%)
   4,027     Coeur D'Alene Mines Corp.*                                   15,182
   2,892     Freeport-McMoRan Copper & Gold, Inc. (Class B)              142,923
   2,178     Glamis Gold Ltd. (Canada)*                                   46,217
   1,747     Meridian Gold, Inc. (Canada)*                                32,809
   6,378     Newmont Mining Corp.                                        271,703
     718     Stillwater Mining Co.*                                        7,252
                                                                    ------------
                                                                         516,086
                                                                    ------------
             Property - Casualty Insurers (2.0%)
     463     21st Century Insurance Group                                  7,385
   4,472     ACE Ltd. (Cayman Islands)                                   232,991
     715     Alfa Corp.                                                   11,998
      88     Alleghany Corp.*                                             26,488
     937     Allmerica Financial Corp.*                                   35,700
  10,481     Allstate Corp. (The)                                        553,292
     753     American Financial Group, Inc.                               25,738
     518     Arch Capital Group Ltd.*                                     25,641
   1,827     Berkley (W.R.) Corp.                                         79,840
      16     Berkshire Hathaway, Inc. (Class A)*                       1,374,400
   2,971     Chubb Corp. (The)                                           276,214
   2,481     Cincinnati Financial Corp.                                  105,567
     539     Commerce Group, Inc. (The)                                   30,626
     456     Erie Indemnity Co. (Class A)                                 24,150
     877     Everest Re Group, Ltd. (ADR) (Bermuda)                       87,218
     221     Harleysville Group, Inc.                                      5,370
     400     Infinity Property & Casualty Corp.                           14,888
     502     Mercury General Corp.                                        30,346
     344     Midland Co. (The)                                            12,993
     226     Odyssey Re Holdings Corp.                                     5,804
     990     Ohio Casualty Corp.                                          27,007
   2,668     Old Republic International Corp.                             69,128
     307     Philadelphia Consolidated Holding Corp.*                     29,552
     612     PMA Capital Corp. (Class A)*                                  5,428
   2,731     Progressive Corp. (The)                                     316,277
   1,106     RenaissanceRe Holdings Ltd. (ADR) (Bermuda)                  41,862
     364     RLI Corp.                                                    19,565
     457     Selective Insurance Group, Inc.                              25,094
  10,404     St. Paul Travelers Companies, Inc. (The)                    468,492
     200     State Auto Financial Corp.                                    6,588
     463     Transatlantic Holdings, Inc.                                 26,808
     130     White Mountains Insurance Group, Ltd. (Bermuda)              78,637
   2,184     XL Capital Ltd. (Class A) (Cayman Islands)                  139,907
                                                                    ------------
                                                                       4,220,994
                                                                    ------------
             Publishing: Books/Magazines (0.1%)
     747     John Wiley & Sons, Inc. (Class A)                            29,282
     727     Meredith Corp.                                               36,277
   2,780     PRIMEDIA, Inc.*                                               5,838
   1,567     Reader's Digest Assoc., Inc. (The) (Class A)                 24,006
     484     Scholastic Corp.*                                            15,754
                                                                    ------------
                                                                         111,157
                                                                    ------------

             Publishing: Newspapers (0.4%)

   1,713     Belo Corp. (Series A)                                        37,001
     752     Dow Jones & Co., Inc.                                        25,500
   3,864     Gannett Co., Inc.                                           242,118
     753     Hollinger International, Inc. (Class A)                       6,604
     724     Journal Register Co.                                         11,606
   1,240     Knight-Ridder, Inc.                                          66,191
     718     Lee Enterprises, Inc.                                        28,153
     384     McClatchy Co. (The) (Class A)                                24,069
     381     Media General, Inc. (Class A)                                20,098
   2,284     New York Times Co. (The) (Class A)                           62,216
   1,338     Scripps (E.W.) Co. (Class A)                                 61,280
   3,390     Tribune Co.                                                 106,819
      97     Washington Post Co. (The) (Class B)                          72,265
                                                                    ------------
                                                                         763,920
                                                                    ------------
             Pulp & Paper (0.2%)
     979     Bowater, Inc.                                                25,943
   3,669     Georgia-Pacific Corp.                                       119,353
     616     Glatfelter (P.H.) Co.                                         8,371
   7,629     International Paper Co.                                     222,614
     997     Longview Fibre Co.                                           18,744
   3,174     MeadWestvaco Corp.                                           83,222
     271     Neenah Paper, Inc.                                            7,873
     459     Potlatch Corp.                                               20,531
     288     Schweitzer-Mauduit International, Inc.                        6,975
   1,156     Wausau Paper Corp.                                           12,658
                                                                    ------------
                                                                         526,284
                                                                    ------------
             Railroads (0.5%)
   5,879     Burlington Northern Santa Fe Corp.                          364,851
   3,342     CSX Corp.                                                   153,097
     410     Florida East Coast Industries, Inc.                          17,872
   1,082     Kansas City Southern Industries, Inc.*                       23,977
   6,227     Norfolk Southern Corp.                                      250,325
     622     RailAmerica, Inc.*                                            7,371
   4,060     Union Pacific Corp.                                         280,871
                                                                    ------------
                                                                       1,098,364
                                                                    ------------
             Real Estate Development (0.1%)
     489     CB Richard Ellis Group, Inc. (Class A)*                      23,888
   1,110     Forest City Enterprise, Inc. (Class A)                       40,948
     420     Getty Realty Corp.                                           11,445
     477     Jones Lang LaSalle, Inc.                                     23,984
   1,158     St. Joe Co. (The)                                            76,370
     144     Tejon Ranch Co.*                                              6,394
     716     Trammell Crow Co.*                                           18,308
     492     W.P. Carey & Co., LLC                                        12,620
                                                                    ------------
                                                                         213,957
                                                                    ------------
             Real Estate Investment Trusts (2.0%)
     532     Acadia Realty Trust                                          10,108
      33     Alexander's, Inc.*                                            7,920
     373     Alexandria Real Estate Equities, Inc.                        30,157
   1,331     AMB Property Corp.                                           58,804
   1,680     American Financial Realty Trust                              20,681
     372     Amli Residential Properties Trust                            14,080
   1,757     Annaly Mortgage Management, Inc.                             20,170
     857     Anthracite Capital, Inc.                                      8,990
     657     Anworth Mortgage Asset Corp.                                  5,282
   1,524     Apartment Investment & Management Co. (Class A)              58,522
   3,218     Archstone-Smith Trust                                       130,554
   1,154     Arden Realty, Inc.                                           52,092
   1,171     Avalonbay Communities, Inc.                                 100,999
     323     Bedford Property Investors, Inc.                              7,251
   1,778     Boston Properties, Inc.                                     123,073
     743     BPP Liquidating Trust                                           163

     905     Brandywine Realty Trust                                      24,797
     883     BRE Properties, Inc. (Class A)                               38,949
     768     Camden Property Trust                                        43,277
     763     Capital Automotive REIT                                      29,467
     905     CarrAmerica Realty Corp.                                     29,802
   1,028     CBL & Associates Properties, Inc.                            38,396
     777     CenterPoint Properties Trust                                 35,400
     656     Colonial Properties Trust                                    28,674
     895     Commercial Net Lease Realty                                  17,345
     574     Corporate Office Properties Trust                            19,952
     643     Cousins Properties, Inc.                                     18,994
   1,751     Crescent Real Estate Equities Co.                            34,932
   1,674     Developers Diversified Realty Corp.                          73,120
   2,223     Duke Realty Corp.                                            75,804
     358     EastGroup Properties, Inc.                                   15,645
     393     Entertainment Properties Trust                               15,759
     828     Equity Inns, Inc.                                            10,797
     437     Equity Lifestyle Properties, Inc.                            18,498
   6,326     Equity Office Properties Trust                              194,841
     649     Equity One, Inc.                                             15,219
   4,359     Equity Residential                                          171,091
     377     Essex Property Trust, Inc.                                   33,885
     844     Federal Realty Investment Trust                              51,189
     753     FelCor Lodging Trust, Inc.                                   11,235
     743     First Industrial Realty Trust, Inc.                          30,188
   2,376     Friedman, Billings, Ramsey Group, Inc.                       21,075
   3,474     General Growth Properties, Inc.                             147,576
     856     Glenborough Realty Trust, Inc.                               16,375
     583     Glimcher Realty Trust                                        13,392
   2,209     Health Care Property Investors, Inc.                         56,219
     827     Health Care REIT, Inc.                                       29,143
     835     Healthcare Realty Trust, Inc.                                31,596
     459     Heritage Property Investment Trust                           14,963
     893     Highwoods Properties, Inc.                                   25,192
     565     Home Properties, Inc.                                        21,950
   1,100     Hospitality Properties Trust                                 43,670
   5,067     Host Marriott Corp.                                          85,075
   3,326     HRPT Properties Trust                                        36,287
   1,135     Impac Mortgage Holdings, Inc.                                11,395
     722     Investors Real Estate Trust                                   6,736
   1,851     iStar Financial, Inc.                                        68,246
     457     Kilroy Realty Corp.                                          25,661
   3,095     Kimco Realty Corp.                                           91,674
     686     Lexington Corporate Properties Trust                         14,941
   1,410     Liberty Property Trust                                       58,783
     933     Macerich Co. (The)                                           59,964
   1,066     Mack-Cali Realty Corp.                                       45,465
     597     Maguire Properties, Inc.                                     17,910
   1,189     MeriStar Hospitality Corp.*                                  10,309
     381     Mid-America Apartment Communities, Inc.                      17,774
     834     Mills Corp.                                                  44,619
     522     National Health Investors, Inc.                              14,016
   1,148     Nationwide Health Properties, Inc.                           26,622
     832     New Century Financial Corp.                                  25,684
   1,702     New Plan Excel Realty Trust                                  39,129
     496     Novastar Financial, Inc.                                     14,597
     632     Pan Pacific Retail Properties, Inc.                          40,132
     202     Parkway Properties, Inc.                                      9,496
     541     Pennsylvania Real Estate Investment Trust                    20,829
   2,961     Plum Creek Timber Co., Inc.                                 115,183
     687     Post Properties, Inc.                                        28,030
     696     Prentiss Properties Trust                                    27,464

   3,713     ProLogis                                                    159,659
     264     PS Business Parks, Inc. (Class A)                            12,287
   1,454     Public Storage, Inc.                                         96,255
     486     RAIT Investment Trust                                        12,908
   1,158     Rayonier, Inc.                                               44,270
   1,368     Realty Income Corp.                                          30,465
   1,321     Reckson Associates Realty Corp.                              46,367
     375     Redwood Trust, Inc.                                          17,456
     980     Regency Centers Corp.                                        54,557
     307     Saul Centers, Inc.                                           10,745
     963     Senior Housing Properties Trust                              17,055
     715     Shurgard Storage Centers, Inc. (Class A)                     40,347
   3,439     Simon Property Group, Inc.                                  246,301
     668     SL Green Realty Corp.                                        45,444
     261     Sovran Self Storage, Inc.                                    12,144
     359     Sun Communities, Inc.                                        10,942
     404     Tanger Factory Outlet Centers, Inc.                          10,864
     871     Taubman Centers, Inc.                                        28,717
   1,397     Thornburg Mortgage Asset Corp.                               35,414
     320     Town & Country Trust                                          9,472
   1,630     Trizec Properties, Inc.                                      36,268
   2,206     United Dominion Realty Trust, Inc.                           48,819
   1,401     Ventas, Inc.                                                 42,913
   1,896     Vornado Realty Trust                                        153,576
     686     Washington Real Estate Investment Trust                      20,477
   1,236     Weingarten Realty Investors                                  43,952
                                                                    ------------
                                                                       4,390,948
                                                                    ------------
             Recreational Products (0.4%)
     349     Action Performance Companies, Inc.                            4,279
   4,335     Activision, Inc.*                                            68,358
     426     Arctic Cat, Inc.                                              7,979
   2,358     Atari, Inc.*                                                  3,065
   1,560     Brunswick Corp.                                              59,483
   1,069     Callaway Golf Co.                                            15,233
   4,650     Electronic Arts, Inc.*                                      264,492
   2,637     Hasbro, Inc.                                                 49,681
     529     K2, Inc.*                                                     5,306
     594     Leapfrog Enterprises, Inc. (Class A)*                         8,910
   1,372     Marvel Entertainment, Inc.*                                  24,147
   6,671     Mattel, Inc.                                                 98,397
     567     Monaco Coach Corp.                                            6,957
     764     Polaris Industries, Inc.                                     34,449
   1,174     Scientific Games Corp. (Class A)*                            35,173
   1,186     Take-Two Interactive Software, Inc.*                         24,491
     696     Thor Industries, Inc.                                        22,710
     964     THQ, Inc.*                                                   22,346
     549     Winnebago Industries, Inc.                                   16,097
     334     WMS Industries, Inc.*                                         8,393
                                                                    ------------
                                                                         779,946
                                                                    ------------
             Regional Banks (2.0%)
     412     1st Source Corp.                                              9,830
     306     Alabama National BanCorporation                              19,792
     450     Amcore Financial, Inc.                                       13,369
   1,076     Amegy Bancorporation, Inc.                                   24,888
   5,698     AmSouth Bancorporation                                      143,761
   2,011     Associated Banc-Corp.                                        62,763
      60     BancFirst Corp.                                               4,985
   1,199     BancorpSouth, Inc.                                           26,582
     926     Bank of Hawaii Corp.                                         47,578
     376     BOK Financial Corp.                                          16,552
     444     Boston Private Financial Holdings, Inc.                      12,854
     322     Capital City Bank Group, Inc.                                11,759

     712     Cathay General Bancorp, Inc.                                 27,761
     313     Central Pacific Financial Corp.                              11,299
     507     Chemical Financial Corp.                                     16,320
     759     Chittenden Corp.                                             21,836
     660     Citizens Banking Corp.                                       19,239
     325     City Holding Co.                                             11,908
     732     City National Corp.                                          53,714
   2,411     Colonial BancGroup, Inc. (The)                               58,708
   2,468     Commerce Bancorp, Inc.                                       75,200
   1,099     Commerce Bancshares, Inc.                                    58,390
     506     Community Bank System, Inc.                                  12,017
   1,912     Compass Bancshares, Inc.                                     93,229
     273     Corus Bankshares, Inc.                                       14,988
     908     Cullen/Frost Bankers, Inc.                                   47,961
     860     CVB Financial Corp.                                          16,951
     886     East West Bancorp, Inc.                                      33,925
     902     F.N.B. Corp.                                                 16,164
   7,320     Fifth Third Bancorp                                         294,044
   1,225     First Bancorp (Puerto Rico)                                  13,989
     627     First Charter Corp.                                          15,982
      94     First Citizens BancShares, Inc. (Class A)                    15,698
   1,118     First Commonwealth Financial Corp.                           14,724
     309     First Community Bancorp                                      15,549
     803     First Financial Bancorp                                      15,000
     402     First Financial Bankshares, Inc.                             14,472
     264     First Financial Corp.- Indiana                                7,260
   2,056     First Horizon National Corp.                                 79,526
     361     First Merchants Corp.                                         9,076
     774     First Midwest Bancorp, Inc.                                  29,427
     426     First Republic Bank                                          16,150
   1,304     FirstMerit Corp.                                             34,386
     509     Flagstar Bancorp                                              6,831
     465     Frontier Financial Corp.                                     14,992
   2,636     Fulton Financial Corp.                                       44,311
     588     Glacier Bancorp, Inc.                                        17,334
     760     Gold Banc Corp., Inc.                                        11,263
     825     Greater Bay Bancorp                                          20,699
     594     Hancock Holding Co.                                          21,188
     512     Harleysville National Corp.                                  10,501
   2,414     Hibernia Corp. (Class A)                                     71,623
     792     Hudson United Bancorp                                        32,844
     285     Independent Bank Corp.- Massachusetts                         8,547
     683     International Bancshares Corp.                               20,449
     291     Irwin Financial Corp.                                         6,073
   1,271     M&T Bank Corp.                                              136,734
     369     Main Street Banks, Inc.                                      10,111
   3,095     Marshall & Ilsley Corp.                                     132,961
   1,319     Mercantile Bankshares Corp.                                  74,339
     457     Mid-State Bancshares                                         12,398
     348     Midwest Banc Holdings, Inc.                                   7,809
     676     National Penn Bancshares, Inc.                               13,256
     536     NBT Bancorp, Inc.                                            12,725
   6,789     North Fork Bancorporation, Inc.                             172,033
   3,027     Northern Trust Corp.                                        162,247
   1,113     Old National Bancorp                                         24,386
     416     Oriental Financial Group, Inc.                                5,167
     719     Pacific Capital Bancorp                                      25,934
     190     Park National Corp.                                          20,562
     370     Prosperity Bancshares, Inc.                                  11,281
     543     Provident Bankshares Corp.                                   18,929
     528     R&G Financial Corp. (Class B) (Puerto Rico)                   5,174
   1,157     Republic Bancorp, Inc.                                       15,793

     380     S & T Bancorp, Inc.                                          14,140
     283     Sandy Spring Bancorp, Inc.                                    9,976
      94     Santander BanCorp. (Puerto Rico)                              2,393
   1,763     Sky Financial Group, Inc.                                    49,505
   1,143     South Financial Group, Inc. (The)                            31,513
     349     Sterling Bancorp                                              6,799
     863     Sterling Bancshares, Inc.                                    12,764
     516     Sterling Financial Corp.                                     10,857
     215     Suffolk Bancorp                                               7,084
     776     Susquehanna Bancshares, Inc.                                 17,918
     643     SVB Financial Group*                                         31,964
   4,155     Synovus Financial Corp.                                     114,138
   2,137     TCF Financial Corp.                                          57,913
     744     Texas Regional Bancshares, Inc. (Class A)                    21,822
   1,283     Trustco Bank Corp. of New York                               16,551
     837     Trustmark Corp.                                              23,469
  29,047     U.S. Bancorp                                                859,210
   1,595     UCBH Holdings, Inc.                                          27,753
     270     UMB Financial Corp.                                          18,085
     704     Umpqua Holdings Corp.                                        18,726
     736     United Bankshares, Inc.                                      26,864
     625     United Community Banks, Inc.                                 18,525
     422     Unizan Financial Corp.                                       11,073
   1,824     Valley National Bancorp                                      44,214
     391     WesBanco, Inc.                                               12,004
     559     Westamerica Bancorporation                                   29,800
   1,078     Whitney Holding Corp.                                        29,106
   1,169     Wilmington Trust Corp.                                       44,317
     364     Wintrust Financial Corp.                                     19,540
   1,398     Zions Bancorporation                                        102,711
                                                                    ------------
                                                                       4,398,834
                                                                    ------------
             Restaurants (0.9%)
   1,350     Applebee's International, Inc.                               29,578
     580     Bob Evans Farms, Inc.                                        12,998
   1,421     Brinker International, Inc.                                  54,169
     858     CBRL Group, Inc.                                             29,773
     655     CEC Entertainment, Inc.*                                     22,146
   1,370     Cheesecake Factory, Inc. (The)*                              47,018
   1,124     CKE Restaurants, Inc.*                                       14,297
   2,297     Darden Restaurants, Inc.                                     74,469
     419     IHOP Corp.                                                   19,785
     703     Jack in the Box, Inc.*                                       20,879
   1,124     Krispy Kreme Doughnuts, Inc.*                                 5,227
     287     Landry's Restaurants, Inc.                                    7,892
     405     Lone Star Steakhouse & Saloon, Inc.                          10,453
  19,718     McDonald's Corp.                                            623,089
   1,146     Outback Steakhouse, Inc.                                     43,158
     397     P.F. Chang's China Bistro, Inc.*                             18,159
     504     Panera Bread Co. (Class A)*                                  29,832
     198     Papa John's International, Inc.*                             10,282
     557     RARE Hospitality International, Inc.*                        17,022
     297     Red Robin Gourmet Burgers, Inc.*                             14,324
   1,105     Ruby Tuesday, Inc.                                           24,211
     685     Ryan's Restaurant Group, Inc.*                                7,302
   1,041     Sonic Corp.*                                                 30,127
  12,408     Starbucks Corp.*                                            350,898
     528     The Steak n Shake Co.*                                        9,726
     545     Triarc Companies, Inc. (Class B)                              8,104
   1,763     Wendy's International, Inc.                                  82,367
   4,557     Yum! Brands, Inc.                                           231,815
                                                                    ------------
                                                                       1,849,100
                                                                    ------------
             Savings Banks (0.8%)

     355     Anchor Bancorp Wisconsin, Inc.                               11,239
   1,689     Astoria Financial Corp.                                      47,208
   1,335     Bank Mutual Corp.                                            13,831
     763     BankAtlantic Bancorp, Inc. (Class A)                         10,598
     578     BankUnited Financial Corp.                                   13,710
   1,013     Brookline Bancorp, Inc.                                      14,233
     376     Capitol Federal Financial                                    13,115
      70     Charter Financial Corp.                                       2,545
     653     Commercial Federal Corp.                                     22,333
     828     Dime Community Bancshares                                    11,923
     400     Downey Financial Corp.                                       24,380
     439     Fidelity Bankshares, Inc.                                    12,380
   1,577     First Niagara Financial Group, Inc.                          23,229
     270     Firstfed Financial Corp.*                                    14,442
   4,764     Golden West Financial Corp.                                 279,790
     350     Harbor Florida Bancshares, Inc.                              12,369
   9,575     Hudson City Bancorp, Inc.                                   113,368
   1,161     Independence Community Bank Corp.                            45,918
     480     MAF Bancorp, Inc.                                            19,939
     470     MB Financial, Inc.                                           17,517
     984     Net.B@nk, Inc.                                                7,695
   3,747     New York Community Bancorp, Inc.                             60,589
   2,040     Newalliance Bancshares Inc.                                  29,417
     221     Northwest Bancorp, Inc.                                       5,001
     989     People's Bank                                                31,846
     484     PFF Bancorp, Inc.                                            14,539
     589     Provident Financial Services, Inc.                           10,366
   5,831     Sovereign Bancorp, Inc.                                     125,775
     475     Sterling Financial Corp.*                                    11,894
   2,177     W. Holding Co., Inc. (Puerto Rico)                           16,785
   1,526     Washington Federal, Inc.                                     35,083
  16,150     Washington Mutual, Inc.                                     639,540
     944     Webster Financial Corp.                                      43,584
     428     Westcorp                                                     26,968
                                                                    ------------
                                                                       1,783,149
                                                                    ------------
             Semiconductors (2.6%)
     487     Actel Corp.*                                                  6,794
   6,255     Advanced Micro Devices, Inc.*                               145,241
   3,008     Agere Systems, Inc.*                                         31,283
   5,988     Altera Corp.*                                                99,700
     584     Amis Holdings, Inc.*                                          6,506
   5,815     Analog Devices, Inc.                                        202,246
   5,948     Applied Micro Circuits Corp.*                                14,513
   9,135     Atmel Corp.*                                                 22,472
   4,208     Broadcom Corp. (Class A)*                                   178,672
   1,650     Cirrus Logic, Inc.*                                          10,824
   9,350     Conexant Systems, Inc.*                                      18,139
   2,086     Cypress Semiconductor Corp.*                                 28,370
     564     DSP Group, Inc.*                                             13,863
     755     ESS Technology, Inc.*                                         2,182
     788     Exar Corp.*                                                   9,921
   1,987     Fairchild Semiconductor Corp. (Class A)*                     30,600
   6,223     Freescale Semiconductor Inc. (Class B)*                     148,605
     617     Genesis Microchip, Inc.*                                     11,871
   3,550     Integrated Device Technology, Inc.*                          35,074
     546     Integrated Silicon Solution, Inc.*                            4,215
  96,034     Intel Corp.                                               2,256,799
   1,072     International Rectifier Corp.*                               31,720
   2,506     Intersil Corp. (Class A)                                     57,037
   1,719     Lattice Semiconductor Corp.*                                  7,529
   4,777     Linear Technology Corp.                                     158,644
   6,455     LSI Logic Corp.*                                             52,350

   3,437     Marvell Technology Group, Ltd. (Bermuda)*                   159,511
   5,072     Maxim Integrated Products, Inc.                             175,897
   1,255     Micrel, Inc.*                                                12,550
   3,203     Microchip Technology, Inc.                                   96,635
   9,527     Micron Technology, Inc.*                                    123,756
     910     Microsemi Corp.*                                             21,085
   2,122     Mindspeed Technologies, Inc.*                                 3,777
   5,623     National Semiconductor Corp.                                127,248
   2,492     NVIDIA Corp.*                                                83,607
   1,766     ON Semiconductor Corp.*                                       8,194
     871     Pixelworks, Inc.*                                             4,799
   2,835     PMC - Sierra, Inc.*                                          20,129
     508     Power Integrations, Inc.*                                    10,724
   1,897     Rambus, Inc.*                                                24,187
   3,599     RF Micro Devices, Inc.*                                      18,859
   1,430     Semtech Corp.*                                               21,564
     655     Sigmatel Corp.*                                               8,915
   1,378     Silicon Image, Inc.*                                         12,650
     664     Silicon Laboratories, Inc.*                                  21,361
   1,853     Silicon Storage Technology, Inc.*                             9,358
   2,506     Skyworks Solutions, Inc.*                                    13,432
     328     Standard Microsystems Corp.*                                  9,273
  26,494     Texas Instruments, Inc.                                     756,404
   2,740     Transmeta Corp.*                                              3,370
   2,257     TriQuint Semiconductor, Inc.*                                 9,479
   5,650     Vitesse Semiconductor Corp.*                                  9,323
   5,400     Xilinx, Inc.                                                129,330
     793     Zoran Corp.*                                                 11,641
                                                                    ------------
                                                                       5,492,228
                                                                    ------------
             Services to the Health Industry (0.5%)
     262     Advisory Board Co. (The)*                                    12,641
     621     Albany Molecular Research, Inc.*                              8,321
     497     Cerner Corp.*                                                41,972
   1,008     Covance, Inc.*                                               49,039
     789     Dendrite International, Inc.*                                13,847
     890     Eclipsys Corp.*                                              14,240
   5,195     Emdeon Corp.*                                                47,794
     964     eResearch Technology, Inc.*                                  13,814
   2,020     Express Scripts, Inc.*                                      152,328
     351     IDX Systems Corp.*                                           15,230
   3,638     IMS Health, Inc.                                             84,511
   2,175     Laboratory Corp. of America Holdings*                       104,944
   4,735     Medco Health Solutions, Inc.*                               267,527
     681     NDC Health Corp.                                             12,830
     825     Odyssey Healthcare, Inc.*                                    14,256
   1,620     Omnicare, Inc.                                               87,642
     501     PAREXEL International Corp.*                                 10,962
     593     Per-Se Technologies, Inc.*                                   13,182
     807     Pharmaceutical Product Development, Inc.                     46,378
   2,530     Quest Diagnostics, Inc.                                     118,176
     703     Stericycle, Inc.*                                            40,465
     306     VistaCare, Inc. (Class A)*                                    3,525
                                                                    ------------
                                                                       1,173,624
                                                                    ------------
             Specialty Insurance (0.4%)
   1,747     Ambac Financial Group, Inc.                                 123,845
   1,757     Assurant, Inc.                                               67,117
     256     CNA Surety Corp.*                                             3,594
   2,391     Fidelity National Financial, Inc.                            89,567
     418     Fidelity National Title (Class A)*                            9,101
   1,380     First American Financial Corp.                               60,472
     318     LandAmerica Financial Group, Inc.                            20,085
     147     Markel Corp.*                                                46,746

   2,181     MBIA, Inc.                                                  127,021
   1,485     MGIC Investment Corp.                                        87,971
   1,561     PMI Group, Inc. (The)                                        62,253
     482     Proassurance Corp.*                                          22,558
   1,434     Radian Group, Inc.                                           74,711
     349     Stewart Information Services Corp.                           17,775
     279     Triad Guaranty, Inc.*                                        11,735
                                                                    ------------
                                                                         824,551
                                                                    ------------
             Specialty Stores (0.7%)
     376     Ac Moore Arts & Crafts, Inc.*                                 5,174
   1,788     Advance Auto Parts, Inc.*                                    67,050
     249     Asbury Automotive Group, Inc.*                                4,208
   3,246     AutoNation, Inc.*                                            64,530
     869     AutoZone, Inc.*                                              70,302
     872     Barnes & Noble, Inc.                                         31,532
   4,682     Bed Bath & Beyond, Inc.*                                    189,715
     685     Bombay Co., Inc. (The)*                                       2,747
   1,215     Borders Group, Inc.                                          23,850
   1,731     CarMax, Inc.*                                                46,512
   1,364     Claire's Stores, Inc.                                        35,532
     445     Cost Plus, Inc.*                                              6,835
   1,037     CSK Auto Corp.*                                              15,690
     622     Dick's Sporting Goods, Inc.*                                 18,616
     495     Group 1 Automotive, Inc.*                                    13,682
     413     Guitar Center, Inc.*                                         21,521
     428     Haverty Furniture Companies, Inc.                             5,239
     675     Hibbett Sporting Goods, Inc.*                                17,705
     450     Jo-Ann Stores, Inc.*                                          6,574
     727     Linens 'N Things, Inc.*                                      18,277
   2,110     Michaels Stores, Inc.                                        69,799
   5,032     Office Depot, Inc.*                                         138,531
   1,137     OfficeMax, Inc.                                              31,859
   1,730     O'Reilly Automotive, Inc.*                                   48,786
   1,052     Pep Boys-Manny Moe & Jack                                    14,518
     283     PETCO Animal Supplies, Inc.*                                  5,380
   2,424     PETsMART, Inc.                                               56,964
   1,279     Pier 1 Imports, Inc.                                         13,199
     780     Regis Corp.                                                  29,921
   1,237     Rent-A-Center, Inc.*                                         22,291
     295     Sharper Image Corp.*                                          3,006
     673     Sonic Automotive, Inc.                                       14,880
  11,557     Staples, Inc.                                               262,691
   2,264     Tiffany & Co.                                                89,202
     566     Tractor Supply Co.*                                          27,451
     457     Tuesday Morning Corp.                                        10,963
     347     United Auto Group, Inc.                                      11,704
     388     West Marine, Inc.*                                            5,265
   1,551     Williams-Sonoma, Inc.*                                       60,660
     935     Zale Corp.*                                                  26,208
                                                                    ------------
                                                                       1,608,569
                                                                    ------------
             Specialty Telecommunications (0.3%)
   6,340     American Tower Corp. (Class A)*                             151,209
     790     Broadwing Corporation*                                        5,009
   1,975     CenturyTel, Inc.                                             64,642
   5,511     Citizens Communications Co.                                  67,455
     364     Commonwealth Telephone Enterprises, Inc.                     13,064
   4,403     Covad Communications Group, Inc.*                             3,919
   3,501     Crown Castle International Corp.*                            85,845
   1,093     General Communication, Inc. (Class A)*                       10,504
     490     IDT Corp.*                                                    6,032
     939     MasTec, Inc.*                                                 9,568
  15,971     McLeodUSA, Inc. (Class A) (Escrow)+                               0

   1,236     NTL, Inc.*                                                   75,792
   1,056     Premiere Global Services, Inc.*                               8,955
  23,101     Qwest Communications International, Inc.*                   100,720
     284     SureWest Communications                                       7,963
     957     Time Warner Telecom, Inc. (Class A)*                          8,020
     375     Verso Technologies, Inc.*                                       543
     379     West Corp.*                                                  14,952
                                                                    ------------
                                                                         634,192
                                                                    ------------
             Steel (0.2%)
   2,110     AK Steel Holding Corp.*                                      14,749
   1,368     Allegheny Technologies, Inc.                                 39,275
     350     Carpenter Technology Corp.                                   21,105
     412     Chaparral Steel Co.*                                         10,292
     382     Cleveland-Cliffs, Inc.                                       31,148
   2,320     Nucor Corp.                                                 138,852
     471     Quanex Corp.                                                 27,276
     504     Reliance Steel & Aluminum Co.                                28,738
     319     Schnitzer Steel Industries, Inc.                             10,176
     844     Steel Dynamics, Inc.                                         26,139
   1,900     United States Steel Corp.                                    69,407
   1,167     Worthington Industries, Inc.                                 23,480
                                                                    ------------
                                                                         440,637
                                                                    ------------
             Telecommunication Equipment (1.5%)
   1,928     ADC Telecommunications, Inc.*                                33,644
     833     ADTRAN, Inc.                                                 25,198
   2,486     Andrew Corp.*                                                26,401
   1,462     Arris Group, Inc.*                                           12,091
   1,030     At Road, Inc.*                                                4,738
   2,492     Avanex Corp.*                                                 1,719
     708     C-COR, Inc.*                                                  3,774
   9,454     CIENA Corp.*                                                 22,406
   1,022     CommScope, Inc.*                                             19,949
     408     Comtech Telecommunications Corp.*                            15,651
   2,847     Comverse Technology, Inc.*                                   71,460
  22,137     Corning, Inc.*                                              444,732
     605     Ditech Communications Corp.*                                  3,854
   1,180     Harmonic, Inc.*                                               5,440
   2,078     Harris Corp.                                                 85,406
     878     InterDigital Communications Corp.*                           16,849
     488     Inter-Tel, Inc.                                               9,033
     668     InterVoice, Inc.*                                             6,226
  67,043     Lucent Technologies, Inc.*                                  191,073
  38,122     Motorola, Inc.                                              844,784
   3,099     Oplink Communications, Inc.*                                  4,958
     853     Plantronics, Inc.                                            25,462
   1,752     Polycom, Inc.*                                               26,806
   1,407     Powerwave Technologies, Inc.*                                15,772
  25,604     QUALCOMM, Inc.                                            1,018,015
     512     REMEC, Inc.                                                     579
   4,721     Sonus Networks, Inc.*                                        20,584
     357     SpectraLink Corp.                                             4,491
   1,620     Stratex Networks, Inc.*                                       4,147
   3,373     Sycamore Networks, Inc.*                                     13,121
   1,033     Tekelec*                                                     14,173
   7,051     Tellabs, Inc.*                                               67,408
   1,454     Terayon Communication Systems, Inc.*                          3,911
     923     Trimble Navigation Ltd.*                                     26,647
     512     ViaSat, Inc.*                                                12,692
     961     Westell Technologies, Inc. (Class A)*                         4,517
                                                                    ------------
                                                                       3,107,711
                                                                    ------------
             Textiles (0.0%)
     539     Albany International Corp. (Class A)                         20,822
                                                                    ------------

             Tobacco (1.3%)
  32,218     Altria Group, Inc.                                        2,417,961
     637     Loews Corp.- Carolina Group                                  26,213
   1,330     Reynolds American, Inc.                                     113,050
     461     Universal Corp.                                              17,260
   2,661     UST, Inc.                                                   110,139
     359     Vector Group Ltd.                                             7,166
                                                                    ------------
                                                                       2,691,789
                                                                    ------------
             Tools/Hardware (0.1%)
   1,322     Black & Decker Corp.                                        108,576
     928     Briggs & Stratton Corp.                                      29,677
     923     Snap-On, Inc.                                                33,246
   1,325     Stanley Works (The)                                          63,507
     720     Toro Co. (The)                                               26,287
                                                                    ------------
                                                                         261,293
                                                                    ------------
             Trucking (0.1%)
     369     Arkansas Best Corp.                                          14,302
     818     Heartland Express, Inc.                                      16,155
   2,094     Hunt (J.B.) Tansport Services, Inc.                          40,645
     704     Knight Transportation, Inc.                                  19,156
     929     Landstar System, Inc.                                        35,785
     471     Old Dominion Freight Line, Inc.*                             16,669
     945     Swift Transportation Co., Inc.*                              17,246
     977     Werner Enterprises, Inc.                                     17,508
     800     Yellow Roadway Corp.*                                        36,360
                                                                    ------------
                                                                         213,826
                                                                    ------------
             Trucks/Construction/Farm Machinery (0.7%)
   1,496     AGCO Corp.*                                                  23,921
  10,632     Caterpillar, Inc.                                           559,137
     638     Cummins, Inc.                                                54,466
   3,835     Deere & Co.                                                 232,708
     919     Federal Signal Corp.                                         14,906
     840     JLG Industries, Inc.                                         32,222
   1,254     Joy Global Inc.                                              57,521
     485     Manitowoc Co., Inc.                                          25,807
     128     NACCO Industries, Inc. (Class A)                             14,862
   1,116     Navistar International Corp.*                                30,712
   1,206     OshKosh Truck Corp.                                          52,533
   2,709     PACCAR, Inc.                                                189,684
     558     Stewart & Stevenson Services, Inc.                           13,314
     769     Terex Corp.*                                                 42,272
     712     Trinity Industries, Inc.                                     27,092
     504     Wabash National Corp.                                         9,279
     848     Wabtec Corp.                                                 23,066
                                                                    ------------
                                                                       1,403,502
                                                                    ------------
             Water Utilities (0.0%)
   1,529     Aqua America, Inc.                                           51,803
     331     California Water Service Group                               11,833
                                                                    ------------
                                                                          63,636
                                                                    ------------
             Wholesale Distributors (0.2%)
     555     Applied Industries Technologies, Inc.                        18,287
   2,819     Genuine Parts Co.                                           125,079
   1,306     Grainger (W.W.), Inc.                                        87,476
     485     Handleman Co.                                                 5,771
   1,024     Hughes Supply, Inc.                                          34,253
     794     MSC Industrial Direct Co., Inc. (Class A)                    30,315
     366     School Specialty, Inc.*                                      12,407
     953     SCP Pool Corp.                                               34,279
     553     United Stationers, Inc.*                                     25,090
     329     WESCO International, Inc.*                                   13,078
                                                                    ------------
                                                                         386,035
                                                                    ------------

             Wireless Telecommunications (0.1%)
   1,397     Alamosa Holdings, Inc.*                                      20,676
     472     Centennial Communications Corp. (Class A)*                    6,990
   2,170     Dobson Communications Corp. (Class A)*                       15,819
     705     Nextel Partners, Inc. (Class A)*                             17,731
     848     NII Holdings, Inc. (Class B)*                                70,316
     694     Price Communications Corp.*                                  10,563
   1,186     Suncom Wireless Holdings, Inc. (Class A)*                     3,475
   1,362     Telephone & Data Systems, Inc.                               51,511
     917     Telephone & Data Systems, Inc. (Special shares)              33,150
     301     United States Cellular Corp.*                                15,351
                                                                    ------------
                                                                         245,582
                                                                    ------------
             TOTAL COMMON STOCKS
               (Cost $184,289,216)                                   211,140,665
                                                                    ------------

             CONVERTIBLE PREFERRED STOCKS (0.0%)
             Real Estate Investment Trusts (0.0%)
     253     Simon Property Group, Inc.
              (Cost $13,548)                                              15,686
                                                                    ------------

             WARRANTS (0.0%)
             Aerospace & Defense (0.0%)
     452     TIMCO Aviation Services, Inc.* (expire 12/31/07)                  0
                                                                    ------------

             Internet Retail (0.0%)
     488     IAC Interactive Corp.* (expire 02/04/09)                      5,714
                                                                    ------------

             Other Consumer Services (0.0%)
     488     Expedia, Inc.* (expire 02/04/09)                              3,831
                                                                    ------------
             TOTAL WARRANTS
               (Cost $4,569)                                               9,545
                                                                    ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (1.7%)
             REPURCHASE AGREEMENT
  $3,554     Joint repurchase agreement account
             4.005% due 11/01/05 (dated 10/31/05;
             proceeds $3,554,395) (a)
              (Cost $3,554,000)                                        3,554,000
                                                                  --------------

             TOTAL INVESTMENTS
              (Cost $187,861,333) (b) (c)                100.0%      214,719,896
             OTHER ASSETS IN EXCESS OF LIABILITIES         0.0            42,125
                                                         -------  --------------
             NET ASSETS                                  100.0%     $214,762,021
                                                         =======  ==============

--------------------------

     ADR     American Depositary Receipt.
       *     Non-income producing security.
      **     A portion of this security is segregated in
             connection with open futures contracts in the
             amount of $173,250.
       +     Securities with a total market value of $0 have
             been valued at their fair value as determined in
             good faith under procedures established by and
             under the general supervision of the Fund's
             Trustees.
      (a)    Collateralized by federal agency and U.S. Treasury
             obligations.
      (b)    Securities have been designated as collateral
             in an amount equal to $4,323,475
             in connection with open futures contracts.
      (c)    The aggregate cost for federal income tax purposes
             approximates the aggregate cost for book purposes.
             The aggregate gross unrealized appreciation is
             $65,175,746 and the aggregate gross unrealized
             depreciation is $38,317,183, resulting in net
             unrealized appreciation of $26,858,563.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

 NUMBER OF  LONG/     DESCRIPTION, DELIVERY    UNDERLYING FACE     UNREALIZED
 CONTRACTS  SHORT         MONTH AND YEAR       AMOUNT AT VALUE    DEPRECIATION
--------------------------------------------------------------------------------
    35      Long    Russell 2000 E Mini Index
                         December 2005            $2,272,200       ($104,473)
    25      Long      S&P 500 E Mini Index
                         December 2005             1,512,250         (2,188)

                                                                  --------------
            TOTAL UNREALIZED DEPRECIATION..................        ($106,661)
                                                                  ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2005
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5